                                             SEMI-ANNUAL REPORT

                                              MAY 31 1999






                                                      STATE FARM
                                                      GROWTH FUND, INC.



                                                      STATE FARM
                                                      BALANCED FUND, INC.



                                                      STATE FARM
                                                      INTERIM FUND, INC.



                                                      STATE FARM
                                                      MUNICIPAL BOND FUND, INC.

                               Table of Contents

State Farm Growth Fund, Inc.

  Message from the portfolio managers                                                   2

  Portfolio of investments                                                              3

  Financial statements                                                                  7

  Financial highlights                                                                 10

State Farm Balanced Fund, Inc.

  Message from the portfolio managers                                                  11

  Portfolio of investments                                                             12

  Financial statements                                                                 17

  Financial highlights                                                                 20

State Farm Interim Fund, Inc.

  Message from the portfolio managers                                                  21

  Portfolio of investments                                                             22

  Financial statements                                                                 24

  Financial highlights                                                                 27

State Farm Municipal Bond Fund, Inc.

  Message from the portfolio managers                                                  28

  Portfolio of investments                                                             29

  Financial statements                                                                 37

  Financial highlights                                                                 40

Notes to Financial Statements                                                          41

This report is not authorized for distribution unless preceded or accompanied by a State Farm Mutual Funds prospectus.

Distributor: State Farm Investment Management Corp., member NASD.

                                                                       1 -------

                          STATE FARM GROWTH FUND, INC.

Dear Shareowner:

The U.S. stock market has generated strong returns over the past six and twelve month periods. The S&P 500 index produced total returns of 12.6% and 21.0% for the six and twelve months ended May 31, 1999. The Growth Fund had total returns of 11.2% and 17.5% for the same periods.*

Returns earned by U.S. common stocks have been extraordinary over the past 4 1/2 years. In our opinion, returns of this magnitude are not sustainable over long periods of time. Historical studies indicate that the average annual return of the U.S. stock market was approximately 11% from 1926-98. Obviously, returns have fluctuated significantly from this average over shorter time periods.

Business conditions are quite favorable in the United States and Europe, while economic activity has been weak in Japan and most of the emerging markets of the world. There is some evidence of modest improvement in Japan and the emerging markets from the difficult conditions of the last two years. Increasingly, economic activity and financial markets are linked globally.

We are confident that common stock investments in growing companies with fine managements will produce satisfactory long-term results. Your fund manages risk through fundamental analysis and broad diversification.

When measured by virtually all general standards, U.S. common stocks are selling at the high end of historical valuation levels. We encourage a disciplined long-term program of periodic investments in the Growth Fund. Such an investment program allows shareholders to capture the benefits of dollar cost averaging and to participate in any long-term appreciation of common stock prices.

The directors have declared a semi-annual income dividend of $.31 per share which was paid on June 21, 1999. It was used to purchase additional shares for your account unless you have elected to receive payment directly by check.

Sincerely,

               [SIG]                           [SIG]                             [SIG]
         Paul N. Eckley                    John Concklin                     James Freytag
         Vice President                    Vice President                    Vice President

* Growth Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 1999 was 21.74%, 24.44% and 17.52%, respectively. The Standard & Poor's 500 Stock Index is a market-weighted index, with dividends reinvested, of 500 large U.S. companies. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

---------
       2

                          STATE FARM GROWTH FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 1999
                                  (Unaudited)

  Shares                                                   Value
-----------                                            --------------
COMMON STOCKS (97.6%)
Agriculture, Foods, & Beverage (5.4%)
  3,003,997  Archer-Daniels-Midland Company            $   45,059,955
     92,000  Campbell Soup Company                          4,059,500
    930,000  Kellogg Company                               32,259,375
    291,000  Pioneer Hi-Bred International Inc.            10,912,500
    208,000  Sara Lee Corporation                           4,992,000
     81,600  Sysco Corporation                              2,422,500
    573,800  The Coca-Cola Company                         39,197,712
                                                       --------------
                                                          138,903,542
                                                       --------------

Banks (9.6%)
    172,361  ABN Amro Holding NV (a)                        3,819,434
    181,237  Amsouth Bancorporation                         5,142,600
    382,168  Bank of America Corporation                   24,721,492
    715,322  Bank One Corporation                          40,460,401
     90,000  First Security Corporation                     1,704,375
     43,500  First Virginia Banks Inc.                      2,161,406
     61,300  Golden West Financial Corporation              5,815,837
     47,700  J.P. Morgan & Co. Incorporated                 6,645,206
      6,200  M&T Bank Corporation                           3,267,400
    809,800  National Commerce Bancorporation              18,979,687
     72,000  Northern Trust Corporation                     6,507,000
    640,074  Pacific Century Financial Corporation         12,801,480
    830,316  Popular Inc.                                  25,272,743
    345,000  Southtrust Corporation                        13,433,438
     74,900  SunTrust Banks Inc.                            5,055,750
     62,000  TCF Financial Corporation                      1,720,500
    238,900  Wachovia Corporation                          21,082,925
  1,220,000  Wells Fargo & Company                         48,800,000
     67,950  US Bancorp                                     2,208,375
                                                       --------------
                                                          249,600,049
                                                       --------------

Building Materials & Construction (1.8%)
  1,039,200  Vulcan Materials Company                      46,958,850
                                                       --------------

Chemicals (6.5%)
    830,000  Air Products & Chemicals Inc.                 34,030,000
    331,900  E.I. du Pont de Nemours and Company           21,718,706
    588,300  Great Lakes Chemical Corporation              26,583,806
    561,000  International Flavors & Fragrances Inc.       23,071,125
     45,200  Praxair Inc.                                   2,206,325
    203,600  Raychem Corporation                            7,075,100
  1,410,300  Sigma-Aldrich Corporation                     45,129,600
     81,000  The Dow Chemical Company                       9,841,500
                                                       --------------
                                                          169,656,162
                                                       --------------

Computer Software and Services (4.2%)
     61,100  AutoDesk Inc.                                  1,687,887
    124,000  Automatic Data Processing Inc.                 5,107,250
     30,800  Electronic Data Systems Corporation            1,732,500

                                                                       3 -------

                          STATE FARM GROWTH FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

  Shares                                                   Value
-----------                                            --------------
  1,135,600  Microsoft Corporation (a)                 $   91,628,725
    344,700  Oracle Corporation (a)                         8,552,869
                                                       --------------
                                                          108,709,231
                                                       --------------
Computers (7.8%)
    322,200  Compaq Computer Corporation                    7,632,112
  1,437,000  Hewlett-Packard Company                      135,527,062
    496,400  International Business Machines
               Corporation                                 57,737,525
                                                       --------------
                                                          200,896,699
                                                       --------------
Consumer & Marketing (5.4%)
     91,900  Colgate-Palmolive Company                      9,178,512
  1,439,200  Hon Industries Inc.                           35,080,500
    284,400  McDonald's Corporation                        10,949,400
    464,308  Newell Rubbermaid Inc.                        18,804,474
    500,000  The Gillette Company                          25,500,000
    339,400  The Procter & Gamble Company                  31,691,475
    125,446  Unilever NV                                    8,193,192
                                                       --------------
                                                          139,397,553
                                                       --------------
Electronic/Electrical Mfg. (6.6%)
    146,000  ABB AB Sponsored ADR                           1,998,375
     14,000  ABB AG Sponsored ADR                           1,979,446
     82,300  Applied Materials Inc. (a)                     4,521,356
     91,900  Diebold Inc.                                   2,584,687
    109,400  Emerson Electric Co.                           6,987,925
    771,200  General Electric Company                      78,421,400
    967,200  Intel Corporation                             52,289,250
     52,700  KLA Tencor Corporation (a)                     2,397,850
    351,600  Linear Technology Corp.                       18,634,800
                                                       --------------
                                                          169,815,089
                                                       --------------
Financial Services (2.1%)
    281,200  Citigroup Inc.                                18,629,500
    121,700  Federal Home Loan Mortgage                     7,096,631
    172,800  Federal National Mortgage Association         11,750,400
    558,450  MBNA Corporation                              15,427,181
     36,400  The Finova Group Inc.                          1,740,375
                                                       --------------
                                                           54,644,087
                                                       --------------
Health Care (15.5%)
    105,600  Abbott Laboratories                            4,771,800
    716,100  Ballard Medical Products                      17,007,375
  1,550,000  Biomet Inc.                                   61,903,125
     59,600  Boston Scientific Corporation (a)              2,261,075
    107,050  Covance Inc. (a)                               2,268,122
    947,200  Eli Lilly & Co.                               67,665,600
  1,240,800  Johnson & Johnson                            114,929,100
     40,000  Medtronic Inc.                                 2,840,000
    364,000  Merck & Co. Inc.                              24,570,000
    960,000  Pfizer Inc.                                  102,720,000
                                                       --------------
                                                          400,936,197
                                                       --------------

---------
       4

                          STATE FARM GROWTH FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

  Shares                                                   Value
-----------                                            --------------
Machinery & Manufacturing (3.4%)
    133,800  AlliedSignal Inc.                         $    7,768,762
    370,000  Caterpillar Inc.                              20,303,750
    428,200  Corning Incorporated                          23,390,425
     50,000  Cummins Engine Inc.                            2,531,250
     57,800  Deere & Company                                2,200,013
     70,000  Illinois Tool Works Inc.                       5,372,500
    173,200  Minnesota Mining & Manufacturing Co.          14,851,900
    337,500  Osmonics Inc. (a)                              3,965,625
    425,000  Pall Corporation                               8,526,563
                                                       --------------
                                                           88,910,788
                                                       --------------

Media & Broadcasting (3.9%)
    155,433  Reuters Group PLC ADR                         12,920,368
    360,181  Scandinavian Broadcasting System SA (a)       11,705,883
  2,619,540  The Walt Disney Company                       76,294,103
                                                       --------------
                                                          100,920,354
                                                       --------------

Mining & Metals (.9%)
     36,700  Newmont Mining Corporation                       653,719
    195,000  Nucor Corporation                              9,725,625
    185,000  Rio Tinto PLC ADR                             10,845,625
     81,250  Steel Dynamics Inc. (a)                        1,386,328
                                                       --------------
                                                           22,611,297
                                                       --------------

Oil, Gas, & Other Energy (6.5%)
    440,400  Barrett Resources Corporation (a)             14,891,025
    161,446  BP Amoco PLC                                  17,294,903
    530,000  Chevron Corporation                           49,124,375
    612,200  Exxon Corporation                             48,899,475
    116,700  KN Energy Inc.                                 2,501,756
    237,100  PennzEnergy Co.                                3,660,231
    237,100  Pennzoil-Quaker State Co.                      3,289,763
    516,300  Royal Dutch Petroleum Company                 29,203,219
                                                       --------------
                                                          168,864,747
                                                       --------------

Retailers (1.7%)
  1,063,200  Wal-Mart Stores Inc.                          45,318,900
                                                       --------------

Telecom & Telecom Equipment (14.5%)
    450,000  ADC Telecommunications Inc. (a)               21,993,750
     86,000  Airtouch Communications Inc. (a)               8,643,000
    232,000  Ameritech Corporation                         15,268,500
    600,000  AT&T Corp.                                    33,300,000
    338,100  Cisco Systems Inc. (a)                        36,810,638
    575,000  LM Ericsson Telephone Company ADR             15,489,063
    518,532  Lucent Technologies Inc.                      29,491,508
  1,023,729  MCI Worldcom Inc. (a)                         88,424,592
    264,000  Motorola Inc.                             21,862,500

                                                                       5 -------

                          STATE FARM GROWTH FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

 Shares or
 Principal
  Amount                                                   Value
-----------                                            --------------
    129,800  Nokia Corporation ADR                     $    9,215,800
    173,300  Nortel Networks Corp.                         12,997,500
  1,192,200  SBC Communications Inc.                       60,951,225
    173,700  Tele Danmark AS                                8,891,269
    136,200  US West Inc.                                   7,363,313
     57,700  Nextlink Communications Inc. (Class A)
               (a)                                          4,414,050
                                                       --------------
                                                          375,116,708
                                                       --------------
Utilities & Energy (1.8%)
    112,400  AES Corporation (a)                            5,591,900
     74,900  CMS Energy Corporation                         3,482,850
    132,000  Duke Energy Corporation                        7,961,250
     88,500  FPL Group Inc.                                 5,149,594
    390,900  Pacificorp                                     7,109,494
    288,000  Southern Company                               8,172,000
    166,000  Teco Energy Inc.                               3,849,125
     98,500  Texas Utilities Company (Holding Co.)          4,432,500
                                                       --------------
                                                           45,748,713
                                                       --------------
Total common stocks
  (cost $1,026,652,552)                                 2,527,008,966
                                                       --------------

SHORT-TERM INVESTMENTS (2.6%)
$46,625,000  Ford Motor Credit Co., 4.750% and
               4.830%, June, 1999                          46,649,441
  6,000,000  General Electric Capital Corp., 4.900%,
               June, 1999                                   6,000,817
  3,628,372  Chase Vista Treasury Plus Money Market
               Fund, 4.610%, June, 1999                     3,628,372
 10,000,000  U.S. Treasury Bills, 4.230%, July, 1999        9,955,400
                                                       --------------
Total short-term investments
  (cost $66,231,369)                                       66,234,030

TOTAL INVESTMENTS (100.2%)
  (cost $1,092,883,921)                                 2,593,242,996

LIABILITIES, LESS CASH AND OTHER ASSETS (-0.2%)            (4,890,847)
                                                       --------------
NET ASSETS (100.0%)                                    $2,588,352,149
                                                       --------------
                                                       --------------

Notes:

(a)  Non-income producing security.
At May 31, 1999, net unrealized appreciation of $1,500,359,075 consisted of gross unrealized appreciation of $1,518,525,686 and gross unrealized depreciation of $18,166,611 based on cost of $1,092,883,921 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
       6

                          STATE FARM GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1999
                                  (Unaudited)

Assets
  Investments, at value (cost
    $1,092,883,921)                                   $2,593,242,996
  Cash                                                         3,565
  Receivable for:
    Dividends and interest                $4,861,214
    Shares of the Fund sold                  611,472
    Sundry                                    11,178       5,483,864
                                          ----------
  Prepaid expenses                                            45,448
                                                      --------------
  Total assets                                         2,598,775,873
Liabilities and Net Assets
  Payable for:
    Shares of the Fund redeemed            3,698,457
    Securities purchased                   6,000,000
    Other (including $681,550 to
     Manager)                                725,267
                                          ----------
                                                          10,423,724
                                                      --------------
    Total liabilities                                     10,423,724
                                                      --------------
Net assets applicable to 52,495,249
  shares outstanding of
  $0.50 par value common stock
  (100,000,000 shares authorized)                     $2,588,352,149
                                                      --------------
                                                      --------------
Net asset value, offering price and
  redemption price per share                          $        49.31
                                                      --------------
                                                      --------------
Analysis of Net Assets
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $1,055,542,735
  Accumulated net realized gain on sales
    of investments                                        10,789,530
  Net unrealized appreciation of
    investments                                        1,500,359,075
  Undistributed net investment income                     21,660,809
                                                      --------------
  Net assets applicable to shares
    outstanding                                       $2,588,352,149
                                                      --------------
                                                      --------------

                See accompanying notes to financial statements.

                                                                       7 -------

                          STATE FARM GROWTH FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           Six months
                                             ended
                                          May 31, 1999     Year ended
                                          (Unaudited)   November 30, 1998
                                          ------------  -----------------
Investment income:
  Dividends                               $16,965,021       29,997,754
  Interest                                  1,047,158        3,413,231
                                          ------------  -----------------
                                           18,012,179       33,410,985
  Less: foreign withholding taxes             409,012          297,805
                                          ------------  -----------------
  Total investment income                  17,603,167       33,113,180
Expenses:
  Investment advisory and management
    fees                                    1,295,373        2,221,492
  Professional fees                            49,016           55,382
  ICI dues                                     24,350           44,841
  Registration fees                            11,736           61,281
  Custodian fees                               10,460           26,161
  Reports to shareowners                        9,259           21,287
  Franchise taxes                               8,651           17,495
  Directors' fees                               7,085           16,259
  Fidelity bond expense                         3,989            8,367
  Security valuation fees                       1,522            3,237
  Proxy and related expense                        --           31,777
  Other                                            --           10,745
                                          ------------  -----------------
  Total expenses                            1,421,441        2,518,324
                                          ------------  -----------------
Net investment income                      16,181,726       30,594,856
Realized and unrealized gain on
  investments:
  Net realized gain on sales of
    investments                            10,789,530        2,197,936
  Change in net unrealized appreciation   229,862,376      306,511,650
                                          ------------  -----------------
Net realized and unrealized gain on
  investments                             240,651,906      308,709,586
                                          ------------  -----------------
Net change in net assets resulting from
  operations                              $256,833,632     339,304,442
                                          ------------  -----------------
                                          ------------  -----------------

                See accompanying notes to financial statements.

---------
       8

                          STATE FARM GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            Six months
                                              ended
                                           May 31, 1999      Year ended
                                           (Unaudited)    November 30, 1998
                                          --------------  -----------------
From operations:
  Net investment income                   $   16,181,726       30,594,856
  Net realized gain on sales of
    investments                               10,789,530        2,197,936
  Change in net unrealized appreciation      229,862,376      306,511,650
                                          --------------  -----------------
Net change in net assets resulting from
  operations                                 256,833,632      339,304,442
Undistributed net investment income
  included in price of shares issued and
  redeemed                                       222,667          789,317
Distributions to shareowners from:
  Net investment income (per share $.28
    in 1999, and $.64 in 1998)               (14,439,886)     (31,134,862)
  Net realized gain (per share $.045 in
    1999, and $1.130 in 1998)                 (2,197,936)     (52,131,683)
                                          --------------  -----------------
Total distributions to shareowners           (16,637,822)     (83,266,545)
From Fund share transactions:
  Proceeds from shares sold                  171,241,227      334,952,191
  Reinvestment of ordinary income
    dividends and capital gain
    distributions                             16,046,065       80,862,911
                                          --------------  -----------------
                                             187,287,292      415,815,102
  Less payments for shares redeemed          124,842,372      208,248,185
                                          --------------  -----------------
Net increase in net assets from Fund
  share transactions                          62,444,920      207,566,917
                                          --------------  -----------------
Total increase in net assets                 302,863,397      464,394,131
Net assets:
  Beginning of period                      2,285,488,752    1,821,094,621
                                          --------------  -----------------
  End of period (including undistributed
    net investment income of $21,660,809
    in 1999,
    and $19,696,302 in 1998)              $2,588,352,149    2,285,488,752
                                          --------------  -----------------
                                          --------------  -----------------

                See accompanying notes to financial statements.

                                                                       9 -------

                          STATE FARM GROWTH FUND, INC.
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                          Period
                           ended
                          May 31,                   Year ended November 30,
                           1999      -----------------------------------------------------
                         (Unaudited)   1998        1997        1996       1995      1994
                         ---------   ---------   ---------   ---------   -------   -------
Net asset value,
  beginning of period    $  44.65        39.48       34.55       29.40     22.63     22.21
Income from Investment
  Operations
  Net investment income      0.30         0.61        0.62        0.63      0.50      0.44
  Net gain on
    investments (both
    realized and
    unrealized)              4.69         6.33        7.23        5.17      6.97      0.43
                         ---------   ---------   ---------   ---------   -------   -------
  Total from investment
    operations               4.99         6.94        7.85        5.80      7.47      0.87
                         ---------   ---------   ---------   ---------   -------   -------
Less Distributions
  Net investment income     (0.28)       (0.64)      (0.61)      (0.53)    (0.52)    (0.45)
  Capital gains             (0.05)       (1.13)      (2.31)      (0.12)    (0.18)       --
                         ---------   ---------   ---------   ---------   -------   -------
  Total distributions       (0.33)       (1.77)      (2.92)      (0.65)    (0.70)    (0.45)
                         ---------   ---------   ---------   ---------   -------   -------
Net asset value, end of
  period                 $  49.31        44.65       39.48       34.55     29.40     22.63
                         ---------   ---------   ---------   ---------   -------   -------
                         ---------   ---------   ---------   ---------   -------   -------
Total Return                11.23%       18.17%      24.80%      20.09%    33.67%     4.02%
Ratios/Supplemental
  Data
Net assets, end of year
  (millions)             $2,588.4      2,285.5     1,821.1     1,362.9   1,068.6     771.7
Ratio of expenses to
  average net assets         0.11%(a)      0.12%      0.12%       0.13%     0.14%(b)    0.14%
Ratio of net investment
  income to average net
  assets                     1.30%(a)      1.47%      1.78%       1.88%     1.95%     2.00%
Portfolio turnover rate         4%(a)         1%         6%         16%        3%        3%

----------

(a)  Determined on an annualized basis.
(b)  The ratio based on net custodian expenses would have been .13% in 1995.

---------
      10

                         STATE FARM BALANCED FUND, INC.

Dear Shareowner:

The U.S. stock market has generated strong returns over the past six and twelve month periods. The S&P 500 index produced total returns of 12.6% and 21.0% for the six and twelve months ended May 31, 1999. The Balanced Fund, which has approximately two-thirds of its assets invested in common stocks, had total returns of 7.0% and 11.2% for the same periods.*

The portion of your Fund that is not invested in common stocks holds high quality fixed-income securities. Over the past six months yields on the bonds held by the Fund have increased about 100 basis points (a basis point is .01%). Consequently their values have fallen, and results of the Fund have been hindered by returns of fixed-income investments during this time.

Returns earned by U.S. common stocks have been extraordinary over the past 4 1/2 years. In our opinion, returns of this magnitude are not sustainable over long periods of time. Historical studies indicate that the average annual return of the U.S. stock market was approximately 11% from 1926-98. Obviously, returns have fluctuated significantly from this average over shorter time periods.

Business conditions are quite favorable in the United States and Europe, while economic activity has been weak in Japan and most of the emerging markets of the world. There is some evidence of modest improvement in Japan and the emerging markets from the difficult conditions of the last two years. Increasingly, economic activity and financial markets are linked globally.

We are confident that common stock investments in growing companies with fine managements will produce satisfactory long-term results. Your Fund manages risk through fundamental analysis and broad diversification. Most of the time fixed income investments held by the Fund should serve to provide shareowners higher levels of income and smaller changes in net asset values than is likely from a portfolio that contains only common stocks.

Returns to shareowners depend primarily on results achieved by the Fund's common stock portfolio. When measured by virtually all general standards, U.S. common stocks are selling at the high end of historical valuation levels. We encourage a disciplined long-term program of periodic investments in the Balanced Fund. Such an investment program allows shareholders to capture the benefits of dollar cost averaging and to participate in any long-term appreciation of common stock prices.

The directors have declared a semi-annual income dividend of $.74 per share which was paid on June 21, 1999. It was used to purchase additional shares for your account unless you have elected to receive payment directly by check.

Sincerely,

                       [SIG]                                           [SIG]
                 Paul N. Eckley                                    Kurt G. Moser
                 Vice President                                    Vice President

* Balanced Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 1999 was 13.32%, 17.29% and 15.07%, respectively. The Standard & Poor's 500 Stock Index is a market-weighted index, with dividends reinvested, of 500 large U.S. companies. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

                                                                       11-------

                         STATE FARM BALANCED FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 1999
                                  (Unaudited)

   Shares                                                                            Value
-------------                                                                    --------------
COMMON STOCKS (66.8%)
Agriculture, Foods, & Beverage (4.2%)
      812,494   Archer-Daniels-Midland Company                                   $   12,187,410
       26,000   Campbell Soup Company                                                 1,147,250
      310,000   Kellogg Company                                                      10,753,125
       81,000   Pioneer Hi-Bred International
                  Inc.                                                                3,037,500
       58,000   Sara Lee Corporation                                                  1,392,000
      190,000   The Coca-Cola Company                                                12,979,375
                                                                                 --------------
                                                                                     41,496,660
                                                                                 --------------
Banks (6.1%)
       48,666   ABN Amro Holding NV (a)                                               1,078,414
       52,312   Amsouth Bancorporation                                                1,484,353
       36,700   Bank of America Corporation                                           2,374,031
      184,100   Bank One Corporation                                                 10,413,156
       25,650   First Security Corporation                                              485,747
       12,300   First Virginia Banks Inc.                                               611,156
       17,700   Golden West Financial
                  Corporation                                                         1,679,287
       10,900   J.P. Morgan & Co. Incorporated                                        1,518,506
        1,900   M&T Bank Corporation                                                  1,001,300
       20,500   Northern Trust Corporation                                            1,852,687
      180,960   Pacific Century Financial
                  Corporation                                                         3,619,200
      166,924   Popular Inc.                                                          5,080,749
       99,000   Southtrust Corporation                                                3,854,813
       21,400   SunTrust Banks Inc.                                                   1,444,500
       17,600   TCF Financial Corporation                                               488,400
       19,251   US Bancorp                                                              625,657
       75,700   Wachovia Corporation                                                  6,680,525
      373,800   Wells Fargo & Company                                                14,952,000
                                                                                 --------------
                                                                                     59,244,481
                                                                                 --------------
Building Materials & Construction (.8%)
      160,200   Vulcan Materials Company                                              7,239,037
                                                                                 --------------
Chemicals (4.5%)
      230,000   Air Products & Chemicals Inc.                                         9,430,000
       63,000   E.I. du Pont de Nemours and
                  Company                                                             4,122,562
      141,400   Great Lakes Chemical
                  Corporation                                                         6,389,512
      120,000   International Flavors &
                  Fragrances Inc.                                                     4,935,000
       11,800   Praxair Inc.                                                            575,987
      220,000   Raychem Corporation                                                   7,645,000
      245,500   Sigma-Aldrich Corporation                                             7,856,000
       23,000   The Dow Chemical Company                                              2,794,500
                                                                                 --------------
                                                                                     43,748,561
                                                                                 --------------
Computer Software and Services (1.2%)
       15,500   AutoDesk Inc.                                                           428,188
        8,800   Electronic Data Systems
                  Corporation                                                           495,000
      126,000   Microsoft Corporation (a)                                            10,166,625
                                                                                 --------------
                                                                                     11,089,813
                                                                                 --------------
Computers (5.3%)
      377,000   Hewlett-Packard Company                                              35,555,813
      137,200   International Business
                  Machines Corporation                                               15,958,075
                                                                                 --------------
                                                                                     51,513,888
                                                                                 --------------

---------
      12

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

   Shares                                                                            Value
-------------                                                                    --------------
Consumer & Marketing (3.5%)
      160,000   Hon Industries Inc.                                              $    3,900,000
       33,800   McDonald's Corporation                                                1,301,300
      136,218   Newell Rubbermaid Inc.                                                5,516,829
      300,000   The Gillette Company                                                 15,300,000
       68,000   The Procter & Gamble Company                                          6,349,500
       22,857   Unilever NV                                                           1,492,848
                                                                                 --------------
                                                                                     33,860,477
                                                                                 --------------
Electronic/Electrical Mfg. (3.6%)
       10,400   Applied Materials Inc. (a)                                              571,350
       10,100   Diebold Inc.                                                            284,063
       31,200   Emerson Electric Co.                                                  1,992,900
      159,900   General Electric Company                                             16,259,831
      251,400   Intel Corporation                                                    13,591,313
       40,800   Linear Technology Corp.                                               2,162,400
                                                                                 --------------
                                                                                     34,861,857
                                                                                 --------------
Financial Services (.8%)
       44,500   Citigroup Inc.                                                        2,948,125
      160,650   MBNA Corporation                                                      4,437,956
        9,900   The Finova Group Inc.                                                   473,344
                                                                                 --------------
                                                                                      7,859,425
                                                                                 --------------
Health Care (10.8%)
       38,700   Allergan Inc.                                                         3,599,100
      400,851   Ballard Medical Products                                              9,520,211
      405,000   Biomet Inc.                                                          16,174,688
       31,025   Covance Inc. (a)                                                        657,342
      212,000   Eli Lilly & Co.                                                      15,144,750
      198,000   Johnson & Johnson                                                    18,339,750
       10,800   Medtronic Inc.                                                          766,800
      100,000   Merck & Co. Inc.                                                      6,750,000
      320,000   Pfizer Inc.                                                          34,240,000
                                                                                 --------------
                                                                                    105,192,641
                                                                                 --------------
Machinery & Manufacturing (2.2%)
       34,600   AlliedSignal Inc.                                                     2,008,963
      100,000   Caterpillar Inc.                                                      5,487,500
      124,100   Corning Incorporated                                                  6,778,963
       14,700   Deere & Company                                                         559,519
       20,000   Illinois Tool Works Inc.                                              1,535,000
       47,700   Minnesota Mining &
                  Manufacturing Co.                                                   4,090,275
       84,375   Osmonics Inc. (a)                                                       991,406
                                                                                 --------------
                                                                                     21,451,626
                                                                                 --------------
Media & Broadcasting (4.7%)
       42,000   Lee Enterprises Incorporated
                  (Class A)                                                           1,218,000
       42,000   Lee Enterprises Incorporated
                  (Class B)                                                           1,218,000
      173,333   Reuters Group PLC ADR                                                14,408,306
      993,495   The Walt Disney Company                                              28,935,542
                                                                                 --------------
                                                                                     45,779,848
                                                                                 --------------

                                                                       13-------

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

   Shares                                                                            Value
-------------                                                                    --------------
Mining & Metals (1.2%)
       29,200   Newmont Mining Corporation                                       $      520,125
      160,000   Nucor Corporation                                                     7,980,000
       50,000   Rio Tinto PLC ADR                                                     2,931,250
       18,750   Steel Dynamics Inc. (a)                                                 319,922
                                                                                 --------------
                                                                                     11,751,297
                                                                                 --------------

Oil, Gas, & Other Energy (5.0%)
       44,993   BP Amoco PLC                                                          4,819,875
      144,000   Chevron Corporation                                                  13,347,000
      152,000   Exxon Corporation                                                    12,141,000
      270,000   KN Energy Inc.                                                        5,788,125
       65,220   PennzEnergy Co.                                                       1,006,834
       65,220   Pennzoil-Quaker State Co.                                               904,928
      188,700   Royal Dutch Petroleum Company                                        10,673,344
                                                                                 --------------
                                                                                     48,681,106
                                                                                 --------------

Retailers (.4%)
       94,000   Wal-Mart Stores Inc.                                                  4,006,750
                                                                                 --------------

Telecom & Telecom Equipment (11.2%)
      258,200   ADC Telecommunications Inc.
                  (a)                                                                12,619,525
       24,000   Airtouch Communications Inc.
                  (a)                                                                 2,412,000
       64,000   Ameritech Corporation                                                 4,212,000
      255,000   AT&T Corp.                                                           14,152,500
      136,000   LM Ericsson Telephone Company
                  ADR                                                                 3,663,500
      220,376   Lucent Technologies Inc.                                             12,533,885
      324,657   MCI Worldcom Inc. (a)                                                28,042,248
       64,000   Motorola Inc.                                                         5,300,000
       14,900   Nextlink Communications Inc.
                  (Class A) (a)                                                       1,139,850
       44,600   Nortel Networks Corp.                                                 3,345,000
      385,800   SBC Communications Inc.                                              19,724,025
       23,100   US West Inc.                                                          1,248,844
                                                                                 --------------
                                                                                    108,393,377
                                                                                 --------------

Utilities & Energy (1.3%)
       30,200   AES Corporation (a)                                                   1,502,450
       20,800   CMS Energy Corporation                                                  967,200
       36,000   Duke Energy Corporation                                               2,171,250
       25,200   FPL Group Inc.                                                        1,466,325
       85,000   Pacificorp                                                            1,545,938
       80,000   Southern Company                                                      2,270,000
       47,300   Teco Energy Inc.                                                      1,096,769
       28,000   Texas Utilities Company
                  (Holding Co.)                                                       1,260,000
                                                                                 --------------
                                                                                     12,279,932
                                                                                 --------------
Total common stocks
  (cost $250,263,869)                                                               648,450,776
                                                                                 --------------

---------
      14

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

  Principal                                      Coupon         Maturity
   amount                                         Rate            date               Value
-------------                                   --------   -------------------   --------------
CORPORATE BONDS (4.3%)
Agriculture, Foods, & Beverage (.9%)
$   2,950,000   Archer-Daniels-Midland Company    5.870%   November 15, 2010     $    2,950,708
    3,000,000   Dean Foods Company                6.625%   May 15, 2009               2,968,440
    3,000,000   Pioneer Hi-Bred International
                  Inc.                            5.750%   January 15, 2009           2,815,860
                                                                                 --------------
                                                                                      8,735,008
                                                                                 --------------
Automotive (.3%)
    3,000,000   Ford Motor Credit Co.             5.800%   January 12, 2009           2,796,270
                                                                                 --------------
Building Materials & Construction (.3%)
    3,000,000   Vulcan Materials Company          6.000%   April 1, 2009              2,868,660
                                                                                 --------------
Computers (.3%)
    3,000,000   International Business
                  Machines Corporation            5.375%   February 1, 2009           2,766,060
                                                                                 --------------
Containers & Packaging (.5%)
    5,000,000   Avery Dennison Corp.              5.900%   December 1, 2008           4,748,400
                                                                                 --------------
Electronic/Electrical Mfg. (.3%)
    3,000,000   Emerson Electric Co.              5.850%   March 15, 2009             2,865,990
                                                                                 --------------
Machinery & Manufacturing (.3%)
    3,000,000   Illinois Tool Works Inc.          5.750%   March 1, 2009              2,851,110
                                                                                 --------------
Media & Broadcasting (.3%)
    3,000,000   The Washington Post Company       5.500%   February 15, 2009          2,798,190
                                                                                 --------------
Oil, Gas, & Other Energy (.3%)
    3,000,000   Texaco Capital                    5.500%   January 15, 2009           2,775,270
                                                                                 --------------
Telecom & Telecom Equipment (.8%)
    3,000,000   AT&T Corp.                        6.000%   March 15, 2009             2,864,880
    1,000,000   New England Telephone &
                  Telegraph Co.                   5.875%   April 15, 2009               943,680
    5,000,000   US West Communications            5.625%   November 15, 2008          4,587,950
                                                                                 --------------
                                                                                      8,396,510
                                                                                 --------------
Total corporate bonds
  (cost $43,730,500)                                                                 41,601,468
                                                                                 --------------
LONG-TERM U.S. TREASURY OBLIGATIONS (23.8%)
      625,000   U.S. Treasury Bonds              13.125%   May 15, 2001                 712,869
      680,000   U.S. Treasury Bonds              13.375%   August 15, 2001              790,024
    2,570,000   U.S. Treasury Bonds              11.625%   November 15, 2002          3,040,233
    3,000,000   U.S. Treasury Bonds              10.750%   May 15, 2003               3,525,750
    5,500,000   U.S. Treasury Bonds              11.875%   November 15, 2003          6,805,975
    1,500,000   U.S. Treasury Bonds              11.625%   November 15, 2004          1,904,310
    1,785,000   U.S. Treasury Bonds               8.250%   May 15, 2005               1,832,909
    4,800,000   U.S. Treasury Bonds              10.750%   August 15, 2005            6,019,200
   11,500,000   U.S. Treasury Bonds               9.375%   February 15, 2006         13,759,750
    1,000,000   U.S. Treasury Bonds              10.375%   November 15, 2009          1,205,660
    7,000,000   U.S. Treasury Bonds              10.000%   May 15, 2010               8,416,730
    5,000,000   U.S. Treasury Bonds              14.250%   February 15, 2002          6,077,900
    3,000,000   U.S. Treasury Notes               6.375%   July 15, 1999              3,006,420
    3,000,000   U.S. Treasury Notes               7.125%   September 30, 1999         3,022,290
    1,500,000   U.S. Treasury Notes               6.000%   October 15, 1999           1,506,165

                                                                       15-------

                         STATE FARM BALANCED FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

  Principal                                      Coupon         Maturity
   amount                                         Rate            date               Value
-------------                                   --------   -------------------   --------------
$   2,500,000   U.S. Treasury Notes               7.875%   November 15, 1999     $    2,532,850
    3,000,000   U.S. Treasury Notes               6.375%   January 15, 2000           3,024,690
    2,000,000   U.S. Treasury Notes               8.500%   February 15, 2000          2,047,580
    3,000,000   U.S. Treasury Notes               6.875%   March 31, 2000             3,043,620
    3,000,000   U.S. Treasury Notes               5.500%   April 15, 2000             3,008,730
    5,000,000   U.S. Treasury Notes               6.250%   May 31, 2000               5,051,700
    3,000,000   U.S. Treasury Notes               8.750%   August 15, 2000            3,120,330
    3,000,000   U.S. Treasury Notes               8.500%   November 15, 2000          3,131,490
    4,200,000   U.S. Treasury Notes               7.750%   February 15, 2001          4,359,096
    5,000,000   U.S. Treasury Notes               6.375%   March 31, 2001             5,082,750
    2,000,000   U.S. Treasury Notes               8.000%   May 15, 2001               2,093,740
    4,000,000   U.S. Treasury Notes               7.875%   August 15, 2001            4,196,240
    5,500,000   U.S. Treasury Notes               7.500%   November 15, 2001          5,737,985
    2,000,000   U.S. Treasury Notes               7.500%   May 15, 2002               2,103,720
    5,000,000   U.S. Treasury Notes               6.000%   July 31, 2002              5,057,350
    7,500,000   U.S. Treasury Notes               6.375%   August 15, 2002            7,664,250
    5,000,000   U.S. Treasury Notes               6.250%   February 15, 2003          5,099,100
    9,000,000   U.S. Treasury Notes               5.750%   August 15, 2003            9,020,880
    9,000,000   U.S. Treasury Notes               5.875%   February 15, 2004          9,071,910
    9,000,000   U.S. Treasury Notes               7.250%   May 15, 2004               9,591,930
    6,000,000   U.S. Treasury Notes               7.250%   August 15, 2004            6,405,780
    5,000,000   U.S. Treasury Notes               7.500%   February 15, 2005          5,418,600
    7,500,000   U.S. Treasury Notes               6.500%   May 15, 2005               7,777,650
    6,000,000   U.S. Treasury Notes               5.875%   November 15, 2005          6,030,780
    6,000,000   U.S. Treasury Notes               6.875%   May 15, 2006               6,367,620
    3,000,000   U.S. Treasury Notes               7.000%   July 15, 2006              3,204,900
    4,000,000   U.S. Treasury Notes               6.500%   October 15, 2006           4,162,360
   10,000,000   U.S. Treasury Notes               6.250%   February 15, 2007         10,274,500
   11,000,000   U.S. Treasury Notes               6.625%   May 15, 2007              11,567,600
    4,000,000   U.S. Treasury Notes               6.125%   August 15, 2007            4,082,000
   10,000,000   U.S. Treasury Notes               5.500%   February 15, 2008          9,844,400
                                                                                 --------------
Total long-term U.S. treasury obligations
  (cost $230,828,881)                                                               230,802,316
                                                                                 --------------
SHORT-TERM INVESTMENTS (5.0%)
   24,430,000   Ford Motor Credit Co., 4.750%
                  and 4.830%, June, 1999                                             24,442,775
    5,000,000   General Electric Capital
                  Corp., 4.900%, June, 1999                                           5,000,680
    2,124,012   Chase Vista Treasury Plus
                  Money Market Fund, 4.610%,
                  June, 1999                                                          2,124,012
   17,000,000   U.S. Treasury Bills, 4.480%
                  and 4.490%, June, 1999 and
                  August, 1999                                                       16,934,180
                                                                                 --------------
Total short-term investments
  (cost $48,493,902)                                                                 48,501,647
                                                                                 --------------
TOTAL INVESTMENTS (99.9%)
  (cost $573,317,152)                                                               969,356,207
CASH AND OTHER ASSETS, LESS LIABILITIES (0.1%)                                        1,327,959
                                                                                 --------------
NET ASSETS (100.0%)                                                              $  970,684,166
                                                                                 --------------
                                                                                 --------------

Notes:

(a)  Non-income producing security.
At May 31, 1999, net unrealized appreciation of $396,039,055 consisted of gross unrealized appreciation of $967,218,739 and gross unrealized depreciation of $571,179,684 based on cost of $573,317,152 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      16

                         STATE FARM BALANCED FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1999
                                  (Unaudited)

Assets
  Investments, at value (cost
    $573,317,152)                                     $969,356,207
  Cash                                                       4,090
  Receivable for:
    Dividends and interest                $4,796,799
    Shares of the Fund sold                  389,968
    Securities sold                        3,001,150
    Sundry                                     5,129     8,193,046
                                          ----------
  Prepaid expenses                                          31,323
                                                      ------------
  Total assets                                         977,584,666
Liabilities and Net Assets
  Payable for:
    Shares of the Fund redeemed            1,592,953
    Securities purchased                   5,000,000
    Other (including $279,462 to
     Manager)                                307,547
                                          ----------
                                                         6,900,500
                                                      ------------
    Total liabilities                                    6,900,500
                                                      ------------
Net assets applicable to 18,595,611
  shares outstanding of
  $1.00 par value common stock
  (40,000,000 shares authorized)                      $970,684,166
                                                      ------------
                                                      ------------
Net asset value, offering price and
  redemption price per share                          $      52.20
                                                      ------------
                                                      ------------
Analysis of Net Assets
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $546,520,844
  Accumulated net realized gain on sales
    of investments                                       2,824,411
  Net unrealized appreciation of
    investments                                        396,039,055
  Undistributed net investment income                   25,299,856
                                                      ------------
  Net assets applicable to shares
    outstanding                                       $970,684,166
                                                      ------------
                                                      ------------

                See accompanying notes to financial statements.

                                                                       17-------

                         STATE FARM BALANCED FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           Six months
                                              ended
                                          May 31, 1999       Year ended
                                           (Unaudited)    November 30, 1998
                                          -------------   -----------------
Investment income:
  Dividends                                $ 4,445,716         9,838,359
  Interest                                   9,952,202        19,172,814
                                          -------------         --------
                                            14,397,918        29,011,173
  Less: foreign withholding taxes              100,330           113,470
                                          -------------         --------
  Total investment income                   14,297,588        28,897,703
Expenses:
  Investment advisory and management
    fees                                       538,627           980,972
  Professional fees                             25,309            33,191
  Custodian fees                                10,348            17,454
  ICI dues                                       9,776            20,048
  Franchise taxes                                9,132            17,229
  Registration fees                              7,893            20,140
  Reports to shareowners                         5,031            11,907
  Directors' fees                                3,543             8,129
  Fidelity bond expense                          2,439             4,827
  Security valuation fees                        2,014             4,893
  Proxy and related expense                         --            14,077
  Other                                             --               140
                                          -------------         --------
  Total expenses                               614,112         1,133,007
                                          -------------         --------
Net investment income                       13,683,476        27,764,696
Realized and unrealized gain on
  investments:
  Net realized gain on sales of
    investments                              2,824,411           446,940
  Change in net unrealized appreciation     46,103,847        70,040,582
                                          -------------         --------
Net realized and unrealized gain on
  investments                               48,928,258        70,487,522
                                          -------------         --------
Net change in net assets resulting from
  operations                               $62,611,734        98,252,218
                                          -------------         --------
                                          -------------         --------

                See accompanying notes to financial statements.

---------
      18

                         STATE FARM BALANCED FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Six months
                                             ended
                                          May 31, 1999     Year ended
                                          (Unaudited)   November 30, 1998
                                          ------------  -----------------
From operations:
  Net investment income                   $13,683,476       27,764,696
  Net realized gain on sales of
    investments                             2,824,411          446,940
  Change in net unrealized appreciation    46,103,847       70,040,582
                                          ------------  -----------------
Net change in net assets resulting from
  operations                               62,611,734       98,252,218
Undistributed net investment income
  included in price of shares issued and
  redeemed                                    195,120          714,370
Distributions to shareowners from:
  Net investment income (per share $.73
    in 1999, and $1.54 in 1998)           (13,257,663 )    (26,507,020)
  Net realized gain (per share $.023 in
    1999, and $.690 in 1998)                 (382,353 )    (11,354,841)
                                          ------------  -----------------
Total distributions to shareowners        (13,640,016 )    (37,861,861)
From Fund share transactions:
  Proceeds from shares sold                68,367,537      143,691,069
  Reinvestment of ordinary income
    dividends and capital gain
    distributions                          13,052,057       36,429,240
                                          ------------  -----------------
                                           81,419,594      180,120,309
  Less payments for shares redeemed        53,103,634      110,302,865
                                          ------------  -----------------
Net increase in net assets from Fund
  share transactions                       28,315,960       69,817,444
                                          ------------  -----------------
Total increase in net assets               77,482,798      130,922,171
Net assets:
  Beginning of period                     893,201,368      762,279,197
                                          ------------  -----------------
  End of period (including undistributed
    net investment income of $25,299,856
    in 1999,
    and $24,614,336 in 1998)              $970,684,166     893,201,368
                                          ------------  -----------------
                                          ------------  -----------------

                See accompanying notes to financial statements.

                                                                       19-------

                         STATE FARM BALANCED FUND, INC.
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                          Period
                           ended
                          May 31,                   Year ended November 30,
                           1999      -----------------------------------------------------
                         (Unaudited)   1998        1997        1996       1995      1994
                         ---------   ---------   ---------   ---------   -------   -------
Net asset value,
  beginning of period    $  49.54        46.09       42.04       37.76     31.12     30.88
Income from Investment
  Operations
  Net investment income      0.73         1.54        1.40        1.39      1.25      1.03
  Net gain on
    investments (both
    realized and
    unrealized)              2.68         4.14        5.45        4.38      6.77      0.17
                         ---------         ---         ---         ---   -------   -------
  Total from investment
    operations               3.41         5.68        6.85        5.77      8.02      1.20
                         ---------         ---         ---         ---   -------   -------
Less Distributions
  Net investment income     (0.73)       (1.54)      (1.47)      (1.30)    (1.19)    (0.89)
  Capital gains             (0.02)       (0.69)      (1.33)      (0.19)    (0.19)    (0.07)
                         ---------         ---         ---         ---   -------   -------
  Total distributions       (0.75)       (2.23)      (2.80)      (1.49)    (1.38)    (0.96)
                         ---------         ---         ---         ---   -------   -------
Net asset value, end of
  period                 $  52.20        49.54       46.09       42.04     37.76     31.12
                         ---------         ---         ---         ---   -------   -------
                         ---------         ---         ---         ---   -------   -------
Total Return                 6.97%       12.72%      17.33%      15.78%    26.53%     3.98%
Ratios/Supplemental
  Data
Net assets, end of year
  (millions)             $  970.7        893.2       762.3       626.1     499.7     370.5
Ratio of expenses to
  average net assets         0.13%(a)      0.14%      0.14%       0.15%     0.17%(b)    0.17%
Ratio of net investment
  income to average net
  assets                     2.89%(a)      3.34%      3.42%       3.63%     3.66%     3.36%
Portfolio turnover rate         6%(a)         2%         6%          9%        6%        4%

----------

(a)  Determined on an annualized basis.
(b)  The ratio based on net custodian expenses would have been .16% in 1995.

---------
      20

                         STATE FARM INTERIM FUND, INC.

Dear Shareowner:

Sentiments in the money and capital markets have shifted markedly since the end of your Fund's fiscal year last November. Fears of a global economic meltdown and heavy demands for safety and liquidity have faded. Presently, investors are focusing on the strong U.S. economy and any economic data that suggests inflationary pressures may be building. There is also evidence that several foreign economies are improving somewhat. Reflecting this major change in market psychology, interest rates on the U.S. Treasury securities which dominate the investments of the Interim Fund have jumped nearly 100 basis points (a basis point is .01%) over the past six months.

The significant increase in market interest rates caused the net asset value of the Fund to fall to $9.64 from $9.98, a 3.4% decrease, over the last six months. Interest income derived from the Fund's portfolios did not offset the decline in net asset value during the period. Consequently, the total return, which includes the reinvestment of dividends and the change in net asset value, for the six months was negative 0.25%. Total return for the twelve months ended May 31, 1999 was 4.51%.*

The U. S. economy remains very healthy. The latest revision of real GDP for the first quarter of 1999 puts growth at a 4.3% annual rate during the period. That performance followed a heady 6.0% increase during the fourth quarter of 1998. The pace of general economic activity appears to be slowing in the present quarter but continues to be quite encouraging.

The Open Market Committee of the Federal Reserve has reacted to the strength in our economy and the potential for a pickup in inflation by recently announcing a tightening bias for monetary policy. Most financial market observers are now expecting that the central bank will raise short-term interest rates by at least 25 basis points before too long. The rise in market interest rates over the last couple months indicates such a move is anticipated.

We feel the best news on inflation is probably over for this business cycle, which is heading into its ninth year. However, few signs presently point to dramatic increases in domestic inflation. With current U.S. interest rates being among the highest in the developed world, fixed-income investors in our country now seem to be adequately compensated for any expected inflation.

As you know the Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.

Sincerely,

                       [SIG]                                  [SIG]
                Kurt G. Moser                           Donald E. Heltner
                Vice President                            Vice President

* Interim Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 1999 was 4.22%, 6.32% and 6.88%, respectively. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

                                                                       21-------

                         STATE FARM INTERIM FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 1999
                                  (Unaudited)

  Principal                                      Coupon         Maturity
   amount                                         Rate            Date               Value
-------------                                   --------   -------------------   --------------
LONG-TERM U.S. TREASURY OBLIGATIONS (97.6%)
$   4,000,000   U.S. Treasury Bonds              11.625%   November 15, 2002     $    4,731,880
    2,000,000   U.S. Treasury Bonds              10.750%   May 15, 2003               2,350,500
    2,000,000   U.S. Treasury Bonds              11.125%   August 15, 2003            2,397,620
    1,000,000   U.S. Treasury Bonds              11.875%   November 15, 2003          1,237,450
    4,000,000   U.S. Treasury Bonds              14.250%   February 15, 2002          4,862,320
    4,000,000   U.S. Treasury Notes               6.375%   July 15, 1999              4,008,560
    1,000,000   U.S. Treasury Notes               5.750%   September 30, 1999         1,003,010
    4,000,000   U.S. Treasury Notes               6.000%   October 15, 1999           4,016,440
    2,000,000   U.S. Treasury Notes               6.375%   January 15, 2000           2,016,460
    2,000,000   U.S. Treasury Notes               8.500%   February 15, 2000          2,047,580
    1,000,000   U.S. Treasury Notes               6.875%   March 31, 2000             1,014,540
    6,250,000   U.S. Treasury Notes               5.500%   April 15, 2000             6,268,187
    1,000,000   U.S. Treasury Notes               6.750%   April 30, 2000             1,014,040
    1,000,000   U.S. Treasury Notes               8.875%   May 15, 2000               1,034,610
    1,000,000   U.S. Treasury Notes               6.250%   May 31, 2000               1,010,340
    4,000,000   U.S. Treasury Notes               8.750%   August 15, 2000            4,160,440
    3,750,000   U.S. Treasury Notes               8.500%   November 15, 2000          3,914,363
    3,000,000   U.S. Treasury Notes               5.500%   December 31, 2000          3,005,760
    1,000,000   U.S. Treasury Notes               5.250%   January 31, 2001             998,280
    4,000,000   U.S. Treasury Notes               7.750%   February 15, 2001          4,151,520
    4,000,000   U.S. Treasury Notes               5.625%   February 28, 2001          4,015,280
    5,000,000   U.S. Treasury Notes               8.000%   May 15, 2001               5,234,350
    4,000,000   U.S. Treasury Notes               7.875%   August 15, 2001            4,196,240
    3,000,000   U.S. Treasury Notes               6.375%   September 30, 2001         3,056,940
    4,000,000   U.S. Treasury Notes               7.500%   November 15, 2001          4,173,080
    4,000,000   U.S. Treasury Notes               7.500%   May 15, 2002               4,207,440
    8,000,000   U.S. Treasury Notes               6.375%   August 15, 2002            8,175,200
    5,000,000   U.S. Treasury Notes               5.750%   November 30, 2002          5,016,800
    6,000,000   U.S. Treasury Notes               6.250%   February 15, 2003          6,118,920
    7,000,000   U.S. Treasury Notes               5.750%   April 30, 2003             7,019,530
    7,000,000   U.S. Treasury Notes               5.750%   August 15, 2003            7,016,240
    3,000,000   U.S. Treasury Notes               5.875%   February 15, 2004          3,023,970
    8,000,000   U.S. Treasury Notes               7.250%   May 15, 2004               8,526,160
    5,000,000   U.S. Treasury Notes               7.250%   August 15, 2004            5,338,150
    8,000,000   U.S. Treasury Notes               7.875%   November 15, 2004          8,787,680
    4,000,000   U.S. Treasury Notes               7.500%   February 15, 2005          4,334,880
    4,000,000   U.S. Treasury Notes               6.500%   May 15, 2005               4,148,080
    3,000,000   U.S. Treasury Notes               6.500%   August 15, 2005            3,111,840
    4,000,000   U.S. Treasury Notes               5.875%   November 15, 2005          4,020,520
                                                                                 --------------
Total long-term U.S. treasury obligations
  (cost $159,030,937)                                                               154,765,200
                                                                                 --------------

---------
      22

                         STATE FARM INTERIM FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

  Principal
   amount                                                                            Value
-------------                                                                    --------------
SHORT-TERM INVESTMENTS (2.4%)
$   1,020,000   Ford Motor Credit Co., 4.750%,
                  June, 1999                                                     $    1,020,539
    1,722,106   Chase Vista Treasury Plus
                  Money Market Fund, 4.610%,
                  June, 1999                                                          1,722,106
    1,000,000   U.S. Treasury Bills, 4.455%,
                  August, 1999                                                          991,030
                                                                                 --------------
Total short-term investments
  (cost $3,733,257)                                                                   3,733,675
                                                                                 --------------

TOTAL INVESTMENTS (100.0%)
  (cost $162,764,194)                                                               158,498,875

CASH AND OTHER ASSETS, LESS LIABILITIES (0.0%)                                           30,922
                                                                                 --------------
NET ASSETS (100.0%)                                                              $  158,529,797
                                                                                 --------------
                                                                                 --------------

Notes:
At May 31, 1999, net unrealized depreciation of $4,265,319 consisted of gross unrealized appreciation of $321,423 and gross unrealized depreciation of $4,586,742 based on cost of $162,764,194 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       23-------

                         STATE FARM INTERIM FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1999
                                  (Unaudited)

Assets
  Investments, at value (cost
    $162,764,194)                                     $158,498,875
  Receivable for:
    Interest                              $1,977,111
    Shares of the Fund sold                   24,465
    Sundry                                     3,544     2,005,120
                                          ----------
  Prepaid expenses                                          18,118
                                                      ------------
  Total assets                                         160,522,113
Liabilities and Net Assets
  Dividends payable to shareowners                       1,635,456
  Payable for:
    Shares of the Fund redeemed              286,572
    Other (including $58,523 to Manager)      70,288
                                          ----------
                                                           356,860
                                                      ------------
    Total liabilities                                    1,992,316
                                                      ------------
Net assets applicable to 16,437,229
  shares outstanding of
  $1.00 par value common stock
  (40,000,000 shares authorized)                      $158,529,797
                                                      ------------
                                                      ------------
Net asset value, offering price and
  redemption price per share                          $       9.64
                                                      ------------
                                                      ------------
Analysis of Net Assets
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $166,516,758
  Accumulated net realized loss on sales
    of investments                                      (3,721,642)
  Net unrealized depreciation of
    investments                                         (4,265,319)
                                                      ------------
  Net assets applicable to shares
    outstanding                                       $158,529,797
                                                      ------------
                                                      ------------

                See accompanying notes to financial statements.

---------
      24

                         STATE FARM INTERIM FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           Six months
                                              ended
                                          May 31, 1999       Year ended
                                           (Unaudited)    November 30, 1998
                                          -------------   -----------------
Investment income:
  Interest                                 $ 5,165,153        8,742,391
Expenses:
  Investment advisory and management
    fees                                       113,447          199,209
  Professional fees                             13,551           19,501
  Custodian fees                                 7,017            6,112
  Franchise taxes                                4,570           12,547
  Registration fees                              1,783           12,266
  Reports to shareowners                         1,677            2,713
  ICI dues                                       1,356            3,283
  Fidelity bond expense                          1,300            2,638
  Directors' fees                                1,181            2,709
  Security valuation fees                          505            1,862
  Proxy and related expense                         --            2,950
  Other                                             --              140
                                          -------------        --------
  Total expenses                               146,387          265,930
                                          -------------        --------
Net investment income                        5,018,766        8,476,461
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on sales of
    investments                               (506,394)        (994,996)
  Change in net unrealized appreciation
    or depreciation                         (4,786,645)       2,484,327
                                          -------------        --------
Net realized and unrealized gain (loss)
  on investments                            (5,293,039)       1,489,331
                                          -------------        --------
Net change in net assets resulting from
  operations                               $  (274,273)       9,965,792
                                          -------------        --------
                                          -------------        --------

                See accompanying notes to financial statements.

                                                                       25-------

                         STATE FARM INTERIM FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Six months
                                             ended
                                          May 31, 1999     Year ended
                                          (Unaudited)   November 30, 1998
                                          ------------  -----------------
From operations:
  Net investment income                   $ 5,018,766        8,476,461
  Net realized loss on sales of
    investments                              (506,394 )       (994,996)
  Change in net unrealized appreciation
    or depreciation                        (4,786,645 )      2,484,327
                                          ------------  -----------------
Net change in net assets resulting from
  operations                                 (274,273 )      9,965,792
Distributions to shareowners from:
  Net investment income (per share $.32
    in 1999, and $.68 in 1998)             (5,018,766 )     (8,476,461)
                                          ------------  -----------------
Total distributions to shareowners         (5,018,766 )     (8,476,461)
From Fund share transactions:
  Proceeds from shares sold                46,712,039      100,294,008
  Reinvestment of ordinary income
    dividends                               4,558,447        7,418,955
                                          ------------  -----------------
                                           51,270,486      107,712,963
  Less payments for shares redeemed        41,592,216       67,903,936
                                          ------------  -----------------
Net increase in net assets from Fund
  share transactions                        9,678,270       39,809,027
                                          ------------  -----------------
Total increase in net assets                4,385,231       41,298,358
Net assets:
  Beginning of period                     154,144,566      112,846,208
                                          ------------  -----------------
  End of period                           $158,529,797     154,144,566
                                          ------------  -----------------
                                          ------------  -----------------

                See accompanying notes to financial statements.

---------
      26

                         STATE FARM INTERIM FUND, INC.
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                          Period
                           ended
                          May 31,                   Year ended November 30,
                           1999      -----------------------------------------------------
                         (Unaudited)   1998        1997        1996       1995      1994
                         ---------   ---------   ---------   ---------   -------   -------
Net asset value,
  beginning of period    $   9.98         9.85        9.98       10.15      9.72     10.52
Income from Investment
  Operations
  Net investment income      0.32         0.68        0.69        0.70      0.70      0.71
  Net gain or loss on
    investments (both
    realized and
    unrealized)             (0.34)        0.13       (0.13)      (0.17)     0.43     (0.80)
                         ---------         ---         ---         ---   -------   -------
  Total from investment
    operations              (0.02)        0.81        0.56        0.53      1.13     (0.09)
                         ---------         ---         ---         ---   -------   -------
Less Distributions
  Net investment income     (0.32)       (0.68)      (0.69)      (0.70)    (0.70)    (0.71)
                         ---------         ---         ---         ---   -------   -------
  Total distributions       (0.32)       (0.68)      (0.69)      (0.70)    (0.70)    (0.71)
                         ---------         ---         ---         ---   -------   -------
Net asset value, end of
  period                 $   9.64         9.98        9.85        9.98     10.15      9.72
                         ---------         ---         ---         ---   -------   -------
                         ---------         ---         ---         ---   -------   -------
Total Return                (0.25)%       8.31%       5.87%       5.44%    11.91%    (0.85)%
Ratios/Supplemental
  Data
Net assets, end of year
  (millions)             $  158.5        154.1       112.8       107.6     104.7      94.3
Ratio of expenses to
  average net assets         0.19%(a)      0.21%      0.22%       0.23%(b)    0.25%(b)    0.22%
Ratio of net investment
  income to average net
  assets                     6.42%(a)      6.80%      7.03%       7.03%     7.00%     7.00%
Portfolio turnover rate        12%(a)        14%        15%         17%       17%       15%

----------

(a)  Determined on an annualized basis.
(b) The ratio based on net custodian expenses would have been .22% in 1996 and .24% in 1995.

                                                                       27-------

                      STATE FARM MUNICIPAL BOND FUND, INC.

Dear Shareowner:

Sentiments in the money and capital markets have shifted markedly since the end of your Fund's fiscal year last November. Fears of a global economic meltdown and desires for safety and liquidity have faded. Presently, investors are focusing on the strong U.S. economy, evidence that several foreign economies are improving somewhat and any economic data that suggests inflationary pressures may be building. Reflecting this major change in market psychology, interest rates on good quality taxable bonds have jumped nearly 100 basis points (a basis point is .01%) over the past six months.

Interest rates on municipal securities have not risen as much as those of their taxable counterparts. Yields of the bonds held by your Fund are now about 35 basis points higher than they were at the end of November. Movements in the interest rates on municipal and taxable bonds over the last six months or so have brought the relative attractiveness of municipal securities more or less in line with average relationships that have existed during the last fifteen years.

As should be expected when interest rates rise, prices of the municipal bonds held by your Fund declined over the last six months causing the net asset value to fall to $8.40 from $8.55, a 1.8% decrease. The Fund's total return, which includes the reinvestment of dividends and the change in net asset value, for the six months was 0.75%. Total return for the twelve months ended May 31, 1999 was 4.10%.*

Some significant changes in the demand and supply dynamics of the municipal bond market are surfacing this year. Owners of municipal bonds who are more interested in total return than receiving tax-exempt income are now unwinding those positions because municipal bonds no longer appear noticeably "attractive" when compared to good quality taxable bonds. Net demand for municipal securities by open-end municipal bond funds and casualty insurance companies is also waning. For the time being, the aforementioned gap in demand is being filled by direct retail investors who are attracted by the higher yields which are now available. On the supply side, new municipal bond issuance for the first five months of 1999 is 24% below last year's volume for the same period.

As always, we encourage you to view your investment in the Fund as a genuinely long-term commitment and to accept market volatility as an inevitable consequence of owning a municipal bond fund. The high quality investments of the Fund should provide a dependable flow of dividend income through all types of markets.

The Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.

Sincerely,

                           [SIG]                       [SIG]
                  Julian R. Bucher                            Kurt G. Moser
                   Vice President                            Vice President

* Municipal Bond Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 1999 was 2.41%, 5.80% and 6.58%, respectively. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that your Fund shares, when redeemed, may be worth more or less than their original cost.

---------
      28

                      STATE FARM MUNICIPAL BOND FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
LONG-TERM MUNICIPAL BONDS (97.8%)
Alabama (1.7%)
$   2,165,000   Huntsville, Alabama, General
                  Obligation Warrants, Series
                  1998A                           4.600%   November 1, 2013         Aa2      $    2,081,409
    2,465,000   Limestone County Board of
                  Education, Alabama, Capital
                  Outlay Tax Antic Warrants,
                  Series 1998                     4.900%   July 1, 2015             Aaa           2,380,229
    2,200,000   The Water Works and Sewer
                  Board, Birmingham, Alabama,
                  Water and Sewer Revenue
                  Bonds, Series 1994
                  (Prerefunded to 1-1-2004 @
                  102)                            4.750%   January 1, 2005          Aa3           2,292,906
                                                                                             --------------
                                                                                                  6,754,544
                                                                                             --------------

Alaska (1.6%)
    1,505,000   Anchorage, Alaska, General
                  Obligation General Purpose
                  Refunding Bonds                 4.600%   February 1, 2003         Aaa           1,533,535
    1,565,000   Matanuska-Susitna Borough,
                  Alaska, General Obligation
                  School Bonds, 1999 Series A     5.000%   March 1, 2015            Aaa           1,541,415
    1,500,000   Municipality of Anchorage,
                  Alaska, 1993 General
                  Obligation Refunding School
                  Bonds, Series B                 4.900%   September 1, 2003        Aaa           1,549,320
    1,100,000   Municipality of Anchorage,
                  Alaska, 1994 General
                  Obligation School Bonds         5.400%   July 1, 2005             Aaa           1,165,890
                                                                                             --------------
                                                                                                  5,790,160
                                                                                             --------------

Arizona (5.9%)
    2,340,000   City of Phoenix, Arizona,
                  General Obligation Refunding
                  Bonds, Series 1993 A            5.300%   July 1, 2006             Aa1           2,484,565
    2,000,000   Deer Valley Unified School
                  District No. 97 of Maricopa
                  County, Arizona, School
                  Improvement Bonds, Project
                  of 1992, Series A (1993)        5.125%   July 1, 2004             Aaa           2,092,340
    1,000,000   Maricopa County, Arizona,
                  Unified School District No.
                  69, Paradise Valley School
                  Improvement Bonds, Series
                  1990A                           7.100%   July 1, 2004             A1            1,131,110
    1,000,000   Maricopa County, Arizona,
                  Unified School District No.
                  69, Paradise Valley School
                  Improvement Bonds, Series
                  1994A                           7.100%   July 1, 2008             A1            1,179,670
    1,200,000   Maricopa County, Arizona,
                  Unified School District No.
                  69, Paradise Valley School
                  Improvement Bonds, Series
                  1994A                           7.000%   July 1, 2009             A1            1,416,528
    2,500,000   Maricopa County, Arizona,
                  Unified School District No.
                  69, Paradise Valley School
                  Improvement Bonds, Series
                  1994A                           7.000%   July 1, 2010             A1            2,970,975
    4,250,000   Mesa Unified School District
                  No. 4 of Maricopa County,
                  Arizona, School Improvement
                  Bonds, Project of 1995,
                  Series D (1997)                 4.750%   July 1, 2010             Aaa           4,255,482
    1,000,000   Pima County, Arizona, General
                  Obligation Refunding Bonds,
                  Series 1992                     6.300%   July 1, 2002             A1            1,069,100
    2,250,000   Pima County, Arizona, Unified
                  School District No. 1,
                  Tucson School Improvement
                  Bonds, Series 1990 B
                  (Prerefunded to 7-1-2000 @
                  101)                            6.900%   July 1, 2002             A2            2,356,020
    3,000,000   Tempe Union High School
                  District No. 213, Maricopa
                  County, Arizona, School
                  Improvement General
                  Obligation Bonds, Project of
                  1989, Series 1992B
                  (Prerefunded to 7-1-2001 @
                  101)                            5.875%   July 1, 2002             A+            3,154,740
                                                                                             --------------
                                                                                                 22,110,530
                                                                                             --------------

California (5.0%)
    3,000,000   City of Los Angeles,
                  California, Department of
                  Water and Power, Electric
                  Plant Refunding Revenue
                  Bonds, Second Issue of 1993     4.800%   November 15, 2004        Aa3           3,119,700
    3,500,000   City of Los Angeles,
                  California, Wastewater
                  System Revenue Bonds, Series
                  1990 B (Prerefunded to
                  6-1-2000 @ 102)                 6.900%   June 1, 2004             Aaa           3,696,840
    2,830,000   Sacramento County, California,
                  Sanitary District Financing
                  Authority Revenue Bonds,
                  1995                            5.000%   December 1, 2007         Aa3           2,971,953
    1,500,000   Sacramento County, California,
                  Sanitary District Financing
                  Authority Revenue Bonds,
                  1995                            5.000%   December 1, 2008         Aa3           1,566,540

                                                                       29-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
$   1,400,000   San Diego County, California,
                  Water Authority Water
                  Revenue Certificates of
                  Participation, Series 1991A     6.000%   May 1, 2001              Aa3      $    1,461,824
      400,000   State of California, General
                  Obligation Veterans Bonds,
                  Series AL                       9.600%   April 1, 2001            Aa3             441,636
    3,000,000   State of California, Various
                  Purpose General Obligation
                  Bonds                           5.900%   February 1, 2000         Aa3           3,055,140
    2,000,000   State of California, Various
                  Purpose General Obligation
                  Bonds                           6.000%   October 1, 2006          Aa3           2,226,620
                                                                                             --------------
                                                                                                 18,540,253
                                                                                             --------------

Colorado (3.4%)
    2,000,000   Arapahoe County School
                  District # 6, Colorado,
                  Littleton Public Schools
                  General Obligation
                  Improvement Bonds, Series
                  1995A                           5.000%   December 1, 2007         Aa2           2,090,180
    2,620,000   Cherry Creek School District
                  No. 5, Arapahoe County,
                  Colorado, General Obligation
                  Improvement Bonds, Series
                  1990 (Prerefunded to
                  12-15-2000 @ 101)               7.000%   December 15, 2003        Aa2           2,783,383
    2,000,000   Jefferson County, Colorado,
                  School District No. R-1
                  General Obligation Bonds,
                  Series 1992 (Prerefunded to
                  12-15-2002 @ 101)               5.750%   December 15, 2003        Aaa           2,142,980
    2,540,000   Mesa County Valley School
                  District No. 51, County of
                  Mesa, State of Colorado,
                  General Obligation Bonds,
                  Series 1996                     5.300%   December 1, 2010         Aaa           2,642,235
    3,135,000   St. Vrain School District #
                  R3-1J, Colorado, General
                  Obligation, Series 1997         5.000%   December 15, 2012        Aaa           3,153,841
                                                                                             --------------
                                                                                                 12,812,619
                                                                                             --------------

Delaware (.7%)
    1,125,000   The State of Delaware, General
                  Obligation Bonds, Series
                  1994B (Prerefunded to
                  12-1-2004 @ 100)                6.000%   December 1, 2011         Aa1           1,228,275
    1,125,000   The State of Delaware, General
                  Obligation Bonds, Series
                  1994B (Prerefunded to
                  12-1-2004 @ 100)                6.000%   December 1, 2012         Aa1           1,228,275
                                                                                             --------------
                                                                                                  2,456,550
                                                                                             --------------

Florida (3.4%)
    2,000,000   Alachua County School
                  District, Alachua County,
                  Florida, General Obligation
                  Refunding Bonds, Series 1994    4.500%   July 1, 2004             Aaa           2,042,820
    3,000,000   City of Lakeland, Florida,
                  Electric and Water Revenue,
                  Series 1989 (Prerefunded to
                  10-1-1999 @ 102)                6.900%   October 1, 2003          A1            3,095,460
      500,000   Orlando Utilities Commission,
                  Florida, Water and Electric
                  Revenue, Series 1982
                  (Escrowed to maturity)          9.600%   October 1, 1999          Aaa             510,600
    2,000,000   School District of Leon
                  County, Florida, General
                  Obligation Refunding Bonds,
                  Series 1991                     5.850%   July 1, 2001             A1            2,083,500
    3,000,000   State of Florida, State Board
                  of Education Capital Outlay,
                  1999 Series A                   4.750%   January 1, 2015          Aa2           2,909,850
    2,000,000   State of Florida, State Board
                  of Education, Public
                  Education Capital Outlay
                  Refunding Bonds, 1995 Series
                  C                               5.125%   June 1, 2008             Aa2           2,079,280
                                                                                             --------------
                                                                                                 12,721,510
                                                                                             --------------

Georgia (8.0%)
    2,100,000   Cherokee County School
                  Systems, Georgia, General
                  Obligation School, Series
                  1993                            4.900%   February 1, 2004         A2            2,169,804
    1,055,000   Columbia County, Georgia,
                  General Obligation Bonds
                  (Courthouse/Detention Center
                  Projects), Series 1998          4.700%   February 1, 2013         A+            1,015,554
    1,195,000   Columbia County, Georgia,
                  General Obligation Bonds
                  (Courthouse/Detention Center
                  Projects), Series 1998          4.800%   February 1, 2014         A+            1,155,792
    1,205,000   DeKalb County School District,
                  Georgia, General Obligation
                  Refunding Bonds, Series 1993    5.100%   July 1, 2004             Aa2           1,262,647

---------
      30

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
$   2,500,000   Fayette County School
                  District, Georgia, General
                  Obligation Refunding School
                  Bonds, Series 1999 (a)          4.750%   March 1, 2015            Aa3      $    2,416,350
    3,215,000   Forsyth County School
                  District, Georgia, General
                  Obligation Bonds, Series
                  1995 (Prerefunded to
                  7-1-2005 @ 102)                 5.050%   July 1, 2007             Aaa           3,408,543
    4,000,000   Gwinnett County Water & Sewer
                  Authority, Georgia, Revenue
                  Series 1998                     5.000%   August 1, 2011           Aaa           4,092,640
    1,500,000   Municipal Electric Authority
                  of Georgia, General Power
                  Revenue Bonds, Series 1993A     5.000%   January 1, 2004          A3            1,542,645
    3,000,000   State of Georgia, General
                  Obligation Bonds, Series
                  1994B                           6.250%   April 1, 2012            Aaa           3,431,790
    3,000,000   State of Georgia, General
                  Obligation Bonds, Series
                  1995B                           5.750%   March 1, 2012            Aaa           3,287,340
    2,000,000   State of Georgia, General
                  Obligation Bonds, Series
                  1995C                           5.700%   July 1, 2011             Aaa           2,186,660
    3,590,000   State of Georgia, General
                  Obligation Bonds, Series
                  1996C                           6.250%   August 1, 2009           Aaa           4,104,411
                                                                                             --------------
                                                                                                 30,074,176
                                                                                             --------------

Hawaii (2.7%)
    1,775,000   City and County of Honolulu,
                  Hawaii, General Obligation
                  Bonds, 1996 Series A            5.400%   September 1, 2009        Aaa           1,873,814
    2,225,000   City and County of Honolulu,
                  Hawaii, General Obligation
                  Bonds, 1996 Series A
                  (Prerefunded to 9-1-2006 @
                  102)                            5.400%   September 1, 2009        Aaa           2,376,834
    2,200,000   City and County of Honolulu,
                  Hawaii, General Obligation
                  Refunding Bonds, Series 1       5.600%   June 1, 2001             Aa3           2,274,888
    3,000,000   State of Hawaii, General
                  Obligation Bonds of 1992,
                  Series BW                       6.375%   March 1, 2011            A1            3,397,410
                                                                                             --------------
                                                                                                  9,922,946
                                                                                             --------------

Idaho (.4%)
    1,540,000   Joint School District No. 2,
                  Ada & Canyon Counties,
                  Idaho, General Obligation
                  School Bonds, Series 1994       5.000%   July 30, 2004            Aa2           1,604,649
                                                                                             --------------

Illinois (5.1%)
      200,000   Charleston, Illinois, Water
                  Works Improvement Bonds         8.000%   January 1, 2000           A              205,298
    2,195,000   Community Unit School District
                  Number 200, DuPage County,
                  Illinois
                  (Wheaton-Warrenville),
                  General Obligation School
                  Building Bonds, Series 1999
                  (a)                             5.050%   February 1, 2015         Aaa           2,172,830
    2,025,000   County of DuPage, Illinois,
                  General Obligation Refunding
                  Bonds (Alternate Rev. Source
                  - Stormwater Project)           5.100%   January 1, 2004          Aaa           2,106,324
    3,785,000   DuPage County Forest Preserve
                  District, Illinois, General
                  Obligation, Series 1997         4.900%   October 1, 2013          Aaa           3,781,669
    2,500,000   DuPage Water Commission,
                  Illinois, General Obligation
                  Water Refunding Bonds,
                  Series 1992                     5.850%   March 1, 2000            Aaa           2,548,975
    2,000,000   Lake County, Illinois, Forest
                  Preserve District General
                  Obligation Refunding Bonds,
                  Series 1992B                    5.700%   February 1, 2003         Aa2           2,113,880
    4,000,000   State of Illinois, General
                  Obligation Bonds, Series
                  September 1996                  5.450%   September 1, 2009        Aaa           4,230,200
    2,000,000   State of Illinois, General
                  Obligation Refunding Bonds,
                  Series of June 1993             5.000%   June 1, 2003             Aa2           2,069,640
                                                                                             --------------
                                                                                                 19,228,816
                                                                                             --------------

Indiana (2.9%)
    2,325,000   Eagle-Union Community Schools
                  Building Corporation, Boone
                  County, Indiana, 1st
                  Mortgage Refunding Bonds,
                  Series 1999                     4.875%   July 5, 2015             Aaa           2,240,695
    2,300,000   Indianapolis, Indiana, Local
                  Public Improvement Bond Bank
                  Refunding Bonds, Series 1993
                  B                               4.700%   February 15, 2004        Aaa           2,356,879
    2,000,000   Indianapolis, Indiana, Local
                  Public Improvement Bond
                  Bank, Series 1993A Bonds        5.250%   January 10, 2004         Aaa           2,095,760
      900,000   Monroe County Jail, Indiana,
                  First Mortgage Refunding
                  Bonds, Series 1993              4.900%   January 1, 2002          A1              918,387

                                                                       31-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
$     925,000   Monroe County Jail, Indiana,
                  First Mortgage Refunding
                  Bonds, Series 1993              4.900%   July 1, 2002             A1       $      947,329
    2,125,000   Southwest Allen, Indiana, High
                  School Building Corp., 1st
                  Mortgage Refunding Bonds,
                  Series 1996B                    4.850%   July 15, 2006            Aaa           2,185,499
                                                                                             --------------
                                                                                                 10,744,549
                                                                                             --------------

Iowa (1.1%)
    2,000,000   City of Des Moines, Iowa,
                  Sewer Revenue Bonds, Series
                  1992D                           6.000%   June 1, 2003             Aaa           2,110,580
    2,045,000   City of Iowa City, Johnson
                  County, Iowa, Sewer Revenue
                  Bonds                           5.875%   July 1, 2004             Aaa           2,147,495
                                                                                             --------------
                                                                                                  4,258,075
                                                                                             --------------

Kansas (.1%)
      400,000   Johnson County Water District
                  No. 1, Kansas, Water
                  Revenue, Series 1982A
                  (Escrowed to maturity)         10.250%   August 1, 2002           Aaa             442,884
                                                                                             --------------

Kentucky (.9%)
    1,665,000   Jefferson County, Kentucky,
                  General Obligation Refunding
                  Bonds, Series 1998A             4.600%   December 1, 2013         Aa2           1,605,510
    1,745,000   Jefferson County, Kentucky,
                  General Obligation Refunding
                  Bonds, Series 1998A             4.700%   December 1, 2014         Aa2           1,691,900
                                                                                             --------------
                                                                                                  3,297,410
                                                                                             --------------

Louisiana (1.4%)
    5,000,000   State of Louisiana, General
                  Obligation Bonds, Series
                  1997A                           5.375%   April 15, 2011           Aaa           5,191,900
                                                                                             --------------

Maryland (2.9%)
    2,000,000   Howard County, Maryland,
                  Consolidated Public
                  Improvement Refunding Bonds,
                  Series 1991B                    5.800%   August 15, 2001          Aaa           2,091,400
    5,750,000   Montgomery County, Maryland,
                  General Obligation
                  Consolidated Public
                  Improvement, 1998 Series A      4.875%   May 1, 2013              Aaa           5,771,562
    3,000,000   Washington Suburban Sanitary
                  District, Maryland, Water
                  Supply Refunding Bonds of
                  1991                            6.000%   November 1, 1999         Aa1           3,034,860
                                                                                             --------------
                                                                                                 10,897,822
                                                                                             --------------

Michigan (2.4%)
    1,400,000   Avondale School District,
                  Oakland County, Michigan,
                  1999 Refunding Bonds
                  (Unlimited Tax General
                  Obligation)                     4.850%   May 1, 2015              Aaa           1,365,070
    1,400,000   Avondale School District,
                  Oakland County, Michigan,
                  1999 Refunding Bonds
                  (Unlimited Tax General
                  Obligation)                     4.900%   May 1, 2016              Aaa           1,363,810
    2,465,000   Clarkston Community Schools,
                  County of Oakland, State of
                  Michigan, 1998 Refunding
                  Bonds (General Obligation -
                  Unlimited Tax)                  4.850%   May 1, 2012              Aaa           2,450,876
    3,800,000   Northville Public Schools,
                  Michigan, 1997 General
                  Obligation School Building &
                  Site & Refunding                5.100%   May 1, 2011              Aaa           3,859,242
                                                                                             --------------
                                                                                                  9,038,998
                                                                                             --------------

Minnesota (4.6%)
    1,885,000   Anoka County, Minnesota,
                  General Obligation Capital
                  Improvement Refunding Bonds,
                  Series 1992C                    5.200%   February 1, 2001         A1            1,931,239
    3,000,000   Becker, Minnesota, Pollution
                  Control Revenue Refunding
                  Bonds, Series 1989A,
                  (Northern States Power Co. -
                  Sherburne County Gen.
                  Station Units 1 & 2 Project)    6.800%   April 1, 2007            A1            3,066,060
    1,500,000   County of Ramsey, Minnesota,
                  General Obligation Capital
                  Improvement Refunding Bonds,
                  Series 1992C                    5.400%   December 1, 2002         Aaa           1,577,520

---------
      32

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
$   2,300,000   Osseo Independent School
                  District #279, Minnesota,
                  General Obligation Refunding
                  Bonds, Series 1993B             4.600%   February 1, 2004         A1       $    2,352,486
    1,710,000   Southern Minnesota Municipal
                  Power Agency, Power Supply
                  System Revenue Bonds, Series
                  1993                            4.600%   January 1, 2004          A2            1,730,400
    3,215,000   State of Minnesota, General
                  Obligation State Refunding
                  Bonds of 1983                   5.125%   August 1, 2004           Aaa           3,352,634
    3,000,000   Wayzata Independent School
                  District #284, Minnesota,
                  General Obligation School
                  Building Refunding, Series
                  1998A                           5.000%   February 1, 2012         Aa1           3,038,850
                                                                                             --------------
                                                                                                 17,049,189
                                                                                             --------------

Mississippi (1.1%)
    2,000,000   City of Jackson, Mississippi,
                  Water and Sewer System
                  Revenue Refunding Bonds,
                  Series 1993-A                   4.850%   September 1, 2004        Aaa           2,067,320
    2,100,000   Jackson Public School
                  District, Mississippi,
                  General Obligation School
                  Bonds, Series 1992              5.800%   July 1, 2002             A1            2,213,190
                                                                                             --------------
                                                                                                  4,280,510
                                                                                             --------------

Nebraska (4.4%)
    2,850,000   City of Lincoln, Nebraska,
                  Electric System Revenue
                  Refunding Bonds, 1993 Series
                  A                               4.700%   September 1, 2003        Aa2           2,925,440
    2,000,000   City of Lincoln, Nebraska,
                  Water Revenue and Refunding
                  Bonds, Series 1993              4.900%   August 15, 2003          Aa2           2,070,620
    3,000,000   Omaha Public Power District of
                  Nebraska, Electric System
                  Revenue, Series A
                  (Prerefunded to 2-1-2000 @
                  101.5)                          6.700%   February 1, 2005         AA            3,112,740
    6,000,000   Omaha Public Power District,
                  Nebraska, Electric System
                  Revenue Bonds, 1992 Series B
                  (Escrowed to maturity)          6.150%   February 1, 2012         Aa2           6,717,060
    1,500,000   Omaha, Nebraska, Public Power
                  District Electric System
                  Revenue Bonds, 1993 Series B    5.100%   February 1, 2005         Aa2           1,565,910
                                                                                             --------------
                                                                                                 16,391,770
                                                                                             --------------

Nevada (.6%)
    2,110,000   State of Nevada, General
                  Obligation (Limited Tax)
                  Hoover Uprating Refunding
                  Bonds, Series 1992              6.000%   October 1, 2001          Aa2           2,214,867
                                                                                             --------------

New Mexico (.7%)
    2,500,000   City of Albuquerque, New
                  Mexico, Joint Water and
                  Sewer Refunding Revenue
                  Bonds, Series 1990B             7.000%   July 1, 2003             Aa3           2,639,000
                                                                                             --------------

New York (.3%)
    1,250,000   State of New York, Power
                  Authority General Purpose
                  Bonds, Series Z (Escrowed to
                  maturity)                       6.000%   January 1, 2001          Aaa           1,294,588
                                                                                             --------------

North Carolina (3.1%)
    1,600,000   County of Buncombe, North
                  Carolina, Refunding Bonds,
                  Series 1993                     5.100%   March 1, 2004            Aa2           1,673,360
    4,000,000   County of Wake, North
                  Carolina, General Obligation
                  School Bonds, Series 1997       4.900%   March 1, 2009            Aaa           4,126,240
    3,000,000   State of North Carolina,
                  Public School Building
                  General Obligation Bonds,
                  Series 1999                     4.600%   April 1, 2016            Aaa           2,855,760
    1,325,000   Winston-Salem, North Carolina,
                  Water and Sewer System
                  Revenue Bonds, Series 1995B     5.000%   June 1, 2007             Aa2           1,379,073
    1,665,000   Winston-Salem, North Carolina,
                  Water and Sewer System
                  Revenue Bonds, Series 1995B     5.100%   June 1, 2008             Aa2           1,734,963
                                                                                             --------------
                                                                                                 11,769,396
                                                                                             --------------

                                                                       33-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
North Dakota (.6%)
$   2,000,000   Fargo, North Dakota, Water
                  Revenue of 1993 (Escrowed to
                  maturity)                       5.000%   January 1, 2004          Aaa      $    2,074,560
                                                                                             --------------
Ohio (2.3%)
    1,535,000   Columbus, Ohio, Sewer
                  Improvement No. 27 Refunding
                  Bonds, Series 1991
                  (Unlimited Tax General
                  Obligation Bonds)               5.900%   February 15, 2002        Aaa           1,616,386
    1,970,000   Delaware County, Ohio, General
                  Obligation, Limited Tax,
                  Sewer District Improvement
                  Bonds, Series 1999              4.900%   December 1, 2015         Aaa           1,941,061
    5,000,000   State of Ohio, Full Faith &
                  Credit General Obligation
                  Infrastructure Improvement
                  Bonds, Series 1997              5.350%   August 1, 2012           Aa1           5,194,300
                                                                                             --------------
                                                                                                  8,751,747
                                                                                             --------------
Oklahoma (1.6%)
    1,500,000   City of Tulsa, Oklahoma,
                  General Obligation Refunding
                  Bonds of 1993                   5.050%   June 1, 2002             Aa2           1,550,670
    1,050,000   Oklahoma City, Oklahoma,
                  General Obligation Bonds,
                  Series 1993                     5.150%   May 1, 2003              Aa2           1,094,594
    1,050,000   Oklahoma City, Oklahoma,
                  General Obligation Bonds,
                  Series 1993                     5.250%   May 1, 2004              Aa2           1,093,722
    2,000,000   Oklahoma City, Oklahoma,
                  General Obligation Refunding
                  Bonds, Series 1993              5.300%   August 1, 2005           Aa2           2,118,460
                                                                                             --------------
                                                                                                  5,857,446
                                                                                             --------------
Oregon (1.6%)
    4,000,000   Portland, Oregon, Sewer System
                  Revenue Refunding Bonds,
                  1997 Series A                   5.000%   June 1, 2011             Aaa           4,052,640
    2,000,000   Washington and Clackamas
                  Counties School District
                  #23J (Tigard-Tualatin),
                  Oregon, General Obligation
                  Bonds, Series 1995              5.550%   June 1, 2011             A1            2,110,280
                                                                                             --------------
                                                                                                  6,162,920
                                                                                             --------------
Pennsylvania (1.1%)
    1,645,000   City of Lancaster, Lancaster
                  County, Pennsylvania,
                  General Obligation Bonds,
                  Series A of 1998                4.650%   May 1, 2013              Aaa           1,591,209
    2,695,000   City of Lancaster, Lancaster
                  County, Pennsylvania,
                  General Obligation Bonds,
                  Series A of 1998                4.750%   May 1, 2014              Aaa           2,619,109
                                                                                             --------------
                                                                                                  4,210,318
                                                                                             --------------
South Carolina (1.4%)
    1,625,000   Charleston County, South
                  Carolina, General Obligation
                  Bonds of 1994 (ULT)             5.400%   June 1, 2005             Aa3           1,729,195
    1,700,000   State of South Carolina,
                  General Obligation State
                  Highway Bonds, Series 1995      5.100%   August 1, 2008           Aaa           1,780,869
    1,700,000   State of South Carolina,
                  General Obligation State
                  Highway Bonds, Series 1995      5.250%   August 1, 2009           Aaa           1,789,862
                                                                                             --------------
                                                                                                  5,299,926
                                                                                             --------------
Tennessee (3.9%)
    2,000,000   Nashville & Davidson County,
                  Tennessee, Electric System
                  Revenue Bonds, 1992 Series B    5.500%   May 15, 2002             Aa3           2,089,280
    2,000,000   Nashville & Davidson County,
                  Tennessee, General
                  Obligation Refunding Bonds
                  of 1993                         5.000%   May 15, 2003             Aa2           2,074,840
    1,800,000   Nashville & Davidson County,
                  Tennessee, General
                  Obligation Refunding Bonds
                  of 1993                         5.000%   May 15, 2005             Aa2           1,875,240
    1,500,000   Nashville & Davidson County,
                  Tennessee, Water and Sewer
                  Revenue Refunding Bonds,
                  Series 1993                     4.900%   January 1, 2004          Aaa           1,549,065
    4,500,000   Nashville & Davidson County,
                  Tennessee, Water and Sewer
                  Revenue Refunding Bonds,
                  Series 1996                     5.250%   January 1, 2008          Aaa           4,731,570
    1,200,000   Shelby County, Tennessee,
                  General Obligation Refunding
                  Bonds, 1992 Series B            5.200%   March 1, 2001            Aa3           1,230,360
    1,000,000   Williamson County, Tennessee,
                  Public Works Refunding
                  Bonds, Series 1992              5.650%   March 1, 2002            Aa1           1,046,030
                                                                                             --------------
                                                                                                 14,596,385
                                                                                             --------------

---------
      34

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
Texas (5.8%)
$   2,500,000   Austin Independent School
                  District, Texas, Unlimited
                  Tax Refunding Bonds, Series
                  1991                            6.200%   August 1, 1999           Aaa      $    2,512,450
    2,355,000   Carrollton-Farmers Branch
                  Independent School District
                  (Dallas and Denton Counties,
                  Texas) School Building
                  Unlimited Tax Bonds, Series
                  1996                            5.200%   February 15, 2008        Aaa           2,443,925
    1,840,000   City of Dallas, Texas,
                  Waterworks and Sewer System
                  Revenue Bonds, Series 1994A
                  (Prerefunded to 10-1-2001 @
                  101.5)                          6.375%   October 1, 2012          Aa2           1,972,940
    2,000,000   City of Dallas, Texas,
                  Waterworks and Sewer System
                  Revenue Refunding Bonds,
                  Series 1993                     4.900%   April 1, 2004            Aa2           2,053,360
    2,000,000   Harris County, Texas, Road and
                  Refunding Bonds, Series 1993    4.700%   October 1, 2004          Aa2           2,054,440
    2,250,000   Round Rock Independent School
                  District, Williamson and
                  Travis Counties, Texas,
                  Unlimited Tax School
                  Building and Refunding
                  Bonds, Series 1999              4.750%   August 1, 2015           Aaa           2,166,210
    1,000,000   State of Texas, Public Finance
                  Authority General Obligation
                  Bonds, Series 1990A             7.000%   October 1, 1999          Aa2           1,012,460
    1,000,000   State of Texas, Public Finance
                  Authority General Obligation
                  Bonds, Series 1990A
                  (Prerefunded to 10-1-1999 @
                  100)                            7.000%   October 1, 2000          AA            1,012,390
    3,000,000   State of Texas, Public Finance
                  Authority, General
                  Obligation Refunding Bonds,
                  Series 1996B                    5.400%   October 1, 2008          Aa2           3,164,730
    1,000,000   State of Texas, Veterans' Land
                  Board General Obligation
                  Bonds, Series 1984              9.000%   December 1, 2000         Aa2           1,027,390
    2,000,000   Texas Public Finance
                  Authority, State of Texas,
                  General Obligation Refunding
                  Bonds, Series 1992A             5.700%   October 1, 2003          Aa2           2,133,660
                                                                                             --------------
                                                                                                 21,553,955
                                                                                             --------------

Utah (1.3%)
    2,000,000   Davis County School District,
                  Davis County, Utah, General
                  Obligation Refunding Bonds,
                  Series 1993A                    4.500%   June 1, 2004             Aaa           2,034,980
    2,780,000   Salt Lake County, Utah,
                  General Obligation Jail
                  Bonds, Series 1995              5.000%   December 15, 2007        Aaa           2,883,527
                                                                                             --------------
                                                                                                  4,918,507
                                                                                             --------------

Virginia (.5%)
    1,685,000   Hampton Roads Sanitation
                  District, Virginia,
                  Wastewater Refunding and
                  Capital Improvement Revenue
                  Bonds, Series 1993              4.700%   October 1, 2004          Aa3           1,734,118
                                                                                             --------------

Washington (7.5%)
    2,000,000   City of Seattle, Washington,
                  Unlimited Tax General
                  Obligation Refunding Bonds
                  of 1993                         4.800%   December 1, 2004         Aaa           2,048,600
    2,000,000   City of Vancouver, Washington,
                  Water and Sewer Revenue
                  Refunding Bonds, 1998           4.600%   June 1, 2013             Aaa           1,915,820
    2,605,000   City of Vancouver, Washington,
                  Water and Sewer Revenue
                  Refunding Bonds, 1998           4.650%   June 1, 2014             Aaa           2,491,500
    2,520,000   Federal Way School District
                  No. 210, King County,
                  Washington, Unlimited Tax
                  General Obligation and
                  Refunding Bonds, Series 1993    5.250%   December 1, 2003         Aaa           2,646,630
    2,495,000   Seattle, Washington, Water
                  System Revenue 1998             5.000%   October 1, 2013          Aa2           2,496,971
    4,500,000   State of Washington, General
                  Obligation Bonds, Series
                  1993A                           5.750%   October 1, 2012          Aa1           4,903,380
    3,000,000   State of Washington, Variable
                  Purpose General Obligation
                  Refunding Bonds, Series
                  R-99A                           4.750%   January 1, 2015          Aa1           2,884,740
    2,600,000   Washington Public Power Supply
                  System Nuclear Project No.
                  1, Revenue Refunding Bonds,
                  Series 1989A (Prerefunded to
                  7-1-1999 @ 102)                 7.500%   July 1, 2007             Aaa           2,661,360
    1,000,000   Washington Public Power Supply
                  System Nuclear Project No.
                  1, Revenue Refunding Bonds,
                  Series 1990C                    7.700%   July 1, 2002             Aa1           1,102,960

                                                                       35-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 1999
                                  (Unaudited)

                                                                                  Rating
  Principal                                      Coupon         Maturity         (Moody's
   amount                                         Rate            Date            or S&P)        Value
-------------                                   --------   -------------------   ---------   --------------
$   1,500,000   Washington Public Power Supply
                  System Nuclear Project No.
                  2, Revenue Refunding Bonds,
                  Series 1990A (Prerefunded to
                  7-1-2000 @ 102)                 7.625%   July 1, 2008             Aaa      $    1,595,865
    1,250,000   Washington Public Power Supply
                  System Nuclear Project No.
                  3, Refunding Revenue Bonds,
                  Series 1991A                    6.250%   July 1, 2000             Aa1           1,286,588
    2,000,000   Washington Public Power Supply
                  System Nuclear Project No.
                  3, Refunding Revenue Bonds,
                  Series 1993C                    4.800%   July 1, 2003             Aa1           2,048,380
                                                                                             --------------
                                                                                                 28,082,794
                                                                                             --------------

West Virginia (.7%)
    2,540,000   State of West Virginia, State
                  Road General Obligation
                  Bonds, Series 1998              5.000%   June 1, 2013             Aaa           2,548,534
                                                                                             --------------

Wisconsin (4.6%)
    2,180,000   Dane County, Wisconsin,
                  General Obligation Refunding
                  Bonds, Series 1998B             4.800%   March 1, 2012            Aaa           2,171,215
    2,220,000   Dane County, Wisconsin,
                  General Obligation Refunding
                  Bonds, Series 1998B             4.800%   March 1, 2013            Aaa           2,200,886
    3,500,000   Milwaukee, Wisconsin,
                  Metropolitan Sewerage
                  District General Obligation
                  Capital Purpose Bonds,
                  Series 1990A (Escrowed to
                  maturity)                       6.700%   October 1, 2002          Aa1           3,804,045
    2,000,000   State of Wisconsin, General
                  Obligation Bonds of 1995,
                  Series A (Prerefunded to
                  5-1-2005 @ 100)                 6.000%   May 1, 2008              Aaa           2,185,940
    2,000,000   State of Wisconsin, General
                  Obligation Refunding Bonds
                  of 1993, Series 1               5.300%   November 1, 2003         Aa2           2,104,420
    2,500,000   State of Wisconsin, General
                  Obligation Refunding Bonds
                  of 1993, Series 2               5.125%   November 1, 2010         Aa2           2,597,500
    2,000,000   State of Wisconsin, General
                  Obligation Refunding Bonds
                  of 1993, Series 3               4.750%   November 1, 2003         Aa2           2,060,220
                                                                                             --------------
                                                                                                 17,124,226
                                                                                             --------------

Wyoming (.5%)
    1,600,000   Natrona County, Wyoming,
                  School District No. 1
                  General Obligation Bonds,
                  Series 1994                     5.450%   July 1, 2006             Aaa           1,679,840
                                                                                             --------------
Total long-term municipal bonds
  (cost $351,688,984)                                                                           366,122,987
                                                                                             --------------
SHORT-TERM INVESTMENTS (2.8%)
    3,250,000   General Motors Acceptance
                  Corp., 4.810%, June, 1999                                                       3,251,738
    1,073,615   Chase Vista Treasury Plus
                  Money Market Fund, 4.610%,
                  June, 1999                                                                      1,073,615
    6,000,000   U.S. Treasury Bills, 4.455%
                  and 4.490%, June, 1999 and
                  August, 1999                                                                    5,963,680
                                                                                             --------------
Total short-term investments
  (cost $10,286,717)                                                                             10,289,033
                                                                                             --------------

TOTAL INVESTMENTS (100.6%)
  (cost $361,975,701)                                                                           376,412,020

LIABILITIES, LESS CASH AND OTHER ASSETS (-0.6%)                                                  (2,267,677)
                                                                                             --------------
NET ASSETS (100.0%)                                                                          $  374,144,343
                                                                                             --------------
                                                                                             --------------

Notes:
(a) Purchased on a 'when-issued' basis.
At May 31, 1999, net unrealized appreciation of $14,436,319 consisted of gross unrealized appreciation of $375,336,667 and gross unrealized depreciation of $360,900,348 based on cost of $361,975,701 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      36

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 1999
                                  (Unaudited)

Assets
  Investments, at value (cost
    $361,975,701)                                     $376,412,020
  Receivable for:
    Interest                              $5,823,613
    Shares of the Fund sold                   21,500
    Sundry                                     5,316     5,850,429
                                          ----------
  Prepaid expenses                                          28,310
                                                      ------------
  Total assets                                         382,290,759
Liabilities and Net Assets
  Dividends payable to shareowners                       3,006,678
  Payable for:
    Shares of the Fund redeemed              386,327
    Securities purchased                   4,622,150
    Other (including $113,934 to
     Manager)                                131,261
                                          ----------
                                                         5,139,738
                                                      ------------
    Total liabilities                                    8,146,416
                                                      ------------
Net assets applicable to 44,554,220
  shares outstanding of
  $1.00 par value common stock
  (100,000,000 shares authorized)                     $374,144,343
                                                      ------------
                                                      ------------
Net asset value, offering price and
  redemption price per share                          $       8.40
                                                      ------------
                                                      ------------
Analysis of Net Assets
  Excess of amounts received from sales
    of shares over amounts paid on
    redemptions of shares on account of
    capital                                           $359,770,846
  Accumulated net realized loss on sales
    of investments                                         (62,822)
  Net unrealized appreciation of
    investments                                         14,436,319
                                                      ------------
  Net assets applicable to shares
    outstanding                                       $374,144,343
                                                      ------------
                                                      ------------

                See accompanying notes to financial statements.

                                                                       37-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                            STATEMENTS OF OPERATIONS

                                           Six months
                                              ended
                                          May 31, 1999       Year ended
                                           (Unaudited)    November 30, 1998
                                          -------------   -----------------
Investment income:
  Taxable interest                         $   253,968           548,684
  Tax-exempt interest                        9,340,323        18,524,272
                                          -------------         --------
  Total investment income                    9,594,291        19,072,956
Expenses:
  Investment advisory and management
    fees                                       218,744           425,519
  Professional fees                             17,582            27,144
  Security valuation fees                        9,765            19,711
  Franchise taxes                                9,306            19,353
  Custodian fees                                 7,997            10,425
  ICI dues                                       4,064             9,948
  Registration fees                              4,016             7,226
  Directors' fees                                2,362             5,420
  Reports to shareowners                         1,974             3,591
  Fidelity bond expense                          1,690             3,768
  Proxy and related expense                         --             3,710
  Other                                             --               140
                                          -------------         --------
  Total expenses                               277,500           535,955
                                          -------------         --------
Net investment income                        9,316,791        18,537,001
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on sales of
    investments                                     39           (62,861)
  Change in net unrealized appreciation
    or depreciation                         (7,005,880)        5,100,703
                                          -------------         --------
Net realized and unrealized gain (loss)
  on investments                            (7,005,841)        5,037,842
                                          -------------         --------
Net change in net assets resulting from
  operations                               $ 2,310,950        23,574,843
                                          -------------         --------
                                          -------------         --------

                See accompanying notes to financial statements.

---------
      38

                      STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Six months
                                             ended
                                          May 31, 1999     Year ended
                                          (Unaudited)   November 30, 1998
                                          ------------  -----------------
From operations:
  Net investment income                   $ 9,316,791       18,537,001
  Net realized gain (loss) on sales of
    investments                                    39          (62,861)
  Change in net unrealized appreciation
    or depreciation                        (7,005,880 )      5,100,703
                                          ------------  -----------------
Net change in net assets resulting from
  operations                                2,310,950       23,574,843
Distributions to shareowners from:
  Net investment income (per share $.21
    in 1999, and $.45 in 1998)             (9,316,791 )    (18,537,001)
                                          ------------  -----------------
Total distributions to shareowners         (9,316,791 )    (18,537,001)
From Fund share transactions:
  Proceeds from shares sold                25,488,296       38,871,460
  Reinvestment of ordinary income
    dividends                               7,103,885       13,564,060
                                          ------------  -----------------
                                           32,592,181       52,435,520
  Less payments for shares redeemed        14,533,566       30,744,422
                                          ------------  -----------------
Net increase in net assets from Fund
  share transactions                       18,058,615       21,691,098
                                          ------------  -----------------
Total increase in net assets               11,052,774       26,728,940
Net assets:
  Beginning of period                     363,091,569      336,362,629
                                          ------------  -----------------
  End of period                           $374,144,343     363,091,569
                                          ------------  -----------------
                                          ------------  -----------------

                See accompanying notes to financial statements.

                                                                       39-------

                      STATE FARM MUNICIPAL BOND FUND, INC.
                              FINANCIAL HIGHLIGHTS

Per Share Income and Capital Changes (For a share outstanding throughout the period)

                          Period
                           ended
                          May 31,                   Year ended November 30,
                           1999      -----------------------------------------------------
                         (Unaudited)   1998        1997        1996       1995      1994
                         ---------   ---------   ---------   ---------   -------   -------
Net asset value,
  beginning of period    $   8.55         8.43        8.44        8.50      7.88      8.59
Income from Investment
  Operations
  Net investment income      0.21         0.45        0.47        0.48      0.48      0.48
  Net gain or loss on
    investments (both
    realized and
    unrealized)             (0.15)        0.12       (0.01)      (0.06)     0.62     (0.69)
                         ---------         ---         ---         ---   -------   -------
  Total from investment
    operations               0.06         0.57        0.46        0.42      1.10     (0.21)
                         ---------         ---         ---         ---   -------   -------
Less Distributions
  Net investment income     (0.21)       (0.45)      (0.47)      (0.48)    (0.48)    (0.48)
  Capital gains (a)            --           --          --          --        --     (0.02)
                         ---------         ---         ---         ---   -------   -------
  Total distributions       (0.21)       (0.45)      (0.47)      (0.48)    (0.48)    (0.50)
                         ---------         ---         ---         ---   -------   -------
Net asset value, end of
  period                 $   8.40         8.55        8.43        8.44      8.50      7.88
                         ---------         ---         ---         ---   -------   -------
                         ---------         ---         ---         ---   -------   -------
Total Return                 0.75%        6.82%       5.68%       5.21%    14.25%    (2.55)%
Ratios/Supplemental
  Data
Net assets, end of year
  (millions)             $  374.1        363.1       336.4       321.1     307.4     269.9
Ratio of expenses to
  average net assets         0.15%(b)      0.15%      0.15%       0.16%     0.17%(c)    0.16%
Ratio of net investment
  income to average net
  assets                     5.02%(b)      5.29%      5.61%       5.76%     5.80%     5.80%
Portfolio turnover rate        10%(b)         6%         6%          6%        7%        8%

----------

(a)  Distributions representing less than $.01 were made in 1997 and 1996.
(b)  Determined on an annualized basis.
(c)  The ratio based on net custodian expenses would have been .16% in 1995.

---------
      40

                            STATE FARM MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. Objective

The investment objective of the State Farm Growth Fund, Inc. (Growth Fund) is long-term growth of capital and income. The Fund seeks to achieve this objective by investing most of its assets in common stocks and other income producing equity securities that are believed to have potential for long-term growth of capital or income, or both.

The investment objective of the State Farm Balanced Fund, Inc. (Balanced Fund) is to provide its shareowners income and some long-term growth of both principal and income. The Fund seeks to achieve its objective by distributing its investments among common stocks, preferred stocks and bonds in varying proportions according to prevailing market conditions and the judgment of the Manager.

The investment objective of the State Farm Interim Fund, Inc. (Interim Fund) is the realization over a period of years of the highest yield consistent with relative price stability (relatively low volatility). The Fund seeks to achieve its investment objective through investment in high quality debt securities with primarily short-term (less than five years) and intermediate-term (five to fifteen years) maturities.

The investment objective of the State Farm Municipal Bond Fund, Inc. (Municipal Bond Fund) is to provide its shareowners with as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified portfolio of Municipal Bonds with maturities of 1-17 years.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

2. Significant accounting policies

SECURITIES VALUATION

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Boards of Directors or their delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and original issue discounts on tax-exempt securities in the Municipal Bond Fund are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

SECURITIES PURCHASED ON A 'WHEN-ISSUED' BASIS

The Municipal Bond Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 1999, there were commitments of $4,622,150 for such securities.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values for the Growth Fund, Balanced Fund, and Interim Fund are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time, but sometimes earlier). The net asset value for the Municipal Bond Fund is determined as of 1:00 p.m. Bloomington, Illinois time. The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

                                                                       41-------

                            STATE FARM MUTUAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

On June 18, 1999, the Growth Fund declared an ordinary income dividend of $.31 per share to shareowners of record on June 18, 1999 (reinvestment date June 21, 1999).

On June 18, 1999, the Balanced Fund declared an ordinary income dividend of $.74 per share to shareowners of record on June 18, 1999 (reinvestment date June 21, 1999).

The accumulated net realized loss on sales of investments at November 30, 1998 for the Interim Fund, amounting to $3,215,248, is available to offset future taxable gains. If not applied, the capital loss carryover expires as follows:
$92,150 in 1999, $22,669 in 2000, $162,716 in 2001, $335,277 in 2002, $321,293
in 2003, $363,957 in 2004, $922,190 in 2005, and $994,996 in 2006.

The accumulated net realized loss on sales of investments at November 30, 1998 for the Municipal Bond Fund, amounting to $62,861, is available to offset future taxable gains. If not applied, the capital loss carryover expires in 2006.

EQUALIZATION ACCOUNTING

A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income for the Growth Fund and Balanced Fund. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.
USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Transactions with affiliates

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

State Farm Growth Fund, Inc.                        .20% of the first $100 million of average net
                                                    assets

                                                    .15% of the next $100 million of average net
                                                    assets

                                                    .10% of the average net assets in excess of $200
                                                    million

State Farm Balanced Fund, Inc.                      .20% of the first $100 million of average net
                                                    assets

                                                    .15% of the next $100 million of average net
                                                    assets

                                                    .10% of the average net assets in excess of $200
                                                    million

State Farm Interim Fund, Inc.                       .20% of the first $50 million of average net
                                                    assets

                                                    .15% of the next $50 million of average net assets

                                                    .10% of the average net assets in excess of $100
                                                    million

State Farm Municipal Bond Fund, Inc.                .20% of the first $50 million of average net
                                                    assets

                                                    .15% of the next $50 million of average net assets

                                                    .10% of the average net assets in excess of $100
                                                    million

The Manager guarantees that all operating expenses of each Fund, including the compensation of the Manager but excluding franchise taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of each Fund's average net assets annually.

---------
      42

                            STATE FARM MUTUAL FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of these agreements, the Funds incurred the following fees:

                                           Six months
                                              ended        Year ended
                                          May 31, 1999    November 30,
                                           (Unaudited)        1998
                                          -------------   ------------

State Farm Growth Fund, Inc.                $1,295,373      2,221,492

State Farm Balanced Fund, Inc.                 538,627        980,972

State Farm Interim Fund, Inc.                  113,447        199,209
State Farm Municipal Bond Fund, Inc.           218,744        425,519

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.
Certain officers and/or directors of each Fund are also officers and/or directors of the Manager. The Funds made no payments to its officers or directors except for the following directors' fees paid to the Funds' independent directors:

                                           Six months
                                              ended        Year ended
                                          May 31, 1999    November 30,
                                           (Unaudited)        1998
                                          -------------   ------------

State Farm Growth Fund, Inc.                  $7,200         15,300

State Farm Balanced Fund, Inc.                 3,600          7,650
State Farm Interim Fund, Inc.                  1,200          2,550

State Farm Municipal Bond Fund, Inc.           2,400          5,100

4. Investment transactions
Investment transactions (exclusive of short-term instruments) were as follows:

                                           Six months
                                              ended        Year ended
                                          May 31, 1999    November 30,
                                           (Unaudited)        1998
                                          -------------   -------------
State Farm Growth Fund, Inc.

Purchases                                  $89,546,138     309,663,058
Proceeds from sales                         48,186,511      14,874,459
State Farm Balanced Fund, Inc.

Purchases                                   58,168,888      92,615,420

Proceeds from sales                         25,270,378      17,698,918
State Farm Interim Fund, Inc.
Purchases                                   21,598,672      52,146,094

Proceeds from sales                          8,750,000      16,756,328
State Farm Municipal Bond Fund, Inc.

Purchases                                   33,994,595      48,047,861
Proceeds from sales                         17,740,564      20,915,700

5. Fund share transactions

Proceeds and payments on Fund shares as shown in each Fund's statement of changes in net assets are in respect of the following number of shares:

                                           Six months
                                             ended        Year ended
                                          May 31, 1999   November 30,
                                          (Unaudited)        1998
                                          ------------   ------------
State Farm Growth Fund, Inc.

Shares sold                                 3,568,432      8,122,332

Shares issued in reinvestment of
  ordinary income dividends and
  capital gain distributions                  355,329      2,034,859
                                          ------------   ------------

                                            3,923,761     10,157,191

Less shares redeemed                        2,612,133      5,105,810
                                          ------------   ------------

Net increase in shares outstanding          1,311,628      5,051,381
                                          ------------   ------------
                                          ------------   ------------
State Farm Balanced Fund, Inc.

Shares sold                                 1,340,512      3,094,918

Shares issued in reinvestment of
  ordinary income dividends and
  capital gain distributions                  264,706        785,967
                                          ------------   ------------

                                            1,605,218      3,880,885

Less shares redeemed                        1,037,867      2,390,819
                                          ------------   ------------

Net increase in shares outstanding            567,351      1,490,066
                                          ------------   ------------
                                          ------------   ------------
State Farm Interim Fund, Inc.

Shares sold                                 4,748,122     10,094,227

Shares issued in reinvestment of
  ordinary income dividends                   461,905        748,608
                                          ------------   ------------

                                            5,210,027     10,842,835

Less shares redeemed                        4,223,778      6,846,009
                                          ------------   ------------

Net increase in shares outstanding            986,249      3,996,826
                                          ------------   ------------
                                          ------------   ------------
State Farm Municipal Bond Fund, Inc.

Shares sold                                 2,981,259      4,573,153

Shares issued in reinvestment of
  ordinary income dividends                   832,858      1,593,850
                                          ------------   ------------

                                            3,814,117      6,167,003

Less shares redeemed                        1,703,490      3,616,812
                                          ------------   ------------

Net increase in shares outstanding          2,110,627      2,550,191
                                          ------------   ------------
                                          ------------   ------------

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                                                       Elk Grove, IL























                            STATE FARM MUTUAL FUNDS

                  ONE STATE FARM PLAZA, BLOOMINGTON, IL 61710
                        (309) 766-2029 (800) 447-0740




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190-4059-CH 07-1999 Printed in U.S.A.